SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 99.96%
Communication Services — 3.04%
10,317	Nexstar Media Group, Inc., Class A	$1,557,661
43,218	PubMatic, Inc., Class A*	1,471,573
		3,029,234
Consumer Discretionary — 10.68%
12,149	Columbia Sportswear Co.	1,183,799
12,982	Dorman Products, Inc.*	1,467,096
16,889	Gentherm, Inc.*	1,467,654
40,685	G-III Apparel Group Ltd.*	1,124,533
11,176	Installed Building Products, Inc.	1,561,511
9,448	LCI Industries	1,472,660
24,350	Ollie’s Bargain Outlet Holdings, Inc.*	1,246,476
12,310	Texas Roadhouse, Inc.	1,099,037
		10,622,766
Consumer Staples — 2.59%
7,305	Casey’s General Stores, Inc.	1,441,641
24,711	Performance Food Group Co.*	1,133,988
		2,575,629
Financials — 5.79%
15,062	Eagle Bancorp, Inc.	878,717
13,246	FirstCash Holdings, Inc.	990,933
7,627	Kinsale Capital Group, Inc.	1,814,387
22,935	PRA Group, Inc.*	1,151,567
8,199	RLI Corp.	919,108
		5,754,712
Health Care — 14.95%
5,330	Bio-Techne Corp.	2,757,422
14,707	Haemonetics Corp.*	780,059
17,194	HealthEquity, Inc.*	760,663
16,840	Henry Schein, Inc.*	1,305,605
13,160	Integer Holdings Corp.*	1,126,364
19,785	Integra LifeSciences Holdings Corp.*	1,325,397
29,228	Merit Medical Systems, Inc.*	1,820,905
18,427	NuVasive, Inc.*	967,049
7,250	Omnicell, Inc.*	1,308,190
21,452	Prestige Consumer Healthcare, Inc.*	1,301,064
9,410	Tandem Diabetes Care, Inc.*	1,416,393
		14,869,111
Industrials — 18.46%
24,894	Ameresco, Inc., Class A*	2,027,367
14,913	Applied Industrial Technologies, Inc.	1,531,565
10,870	ASGN, Inc.*	1,341,358
4,720	CACI International, Inc., Class A*	1,270,671

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
10,779	ESCO Technologies, Inc.	$970,002
12,019	Helios Technologies, Inc.	1,264,038
21,553	IAA, Inc.*	1,091,013
14,652	ICF International, Inc.	1,502,563
7,607	Landstar System, Inc.	1,361,805
25,664	Mercury Systems, Inc.*	1,413,060
10,211	MSC Industrial Direct Co., Inc., Class A	858,337
25,945	TriMas Corp.	959,965
14,059	Westinghouse Air Brake Technologies Corp.	1,294,975
13,509	Woodward, Inc.	1,478,695
		18,365,414
Information Technology — 36.60%
15,877	Altair Engineering, Inc., Class A*	1,227,610
15,711	Azenta, Inc.	1,619,961
11,513	Badger Meter, Inc.	1,226,825
12,449	Bottomline Technologies (DE), Inc.*	702,995
15,050	Cerence, Inc.*	1,153,432
26,516	Cohu, Inc.*	1,009,994
8,649	CyberArk Software Ltd.*	1,498,699
19,909	Diodes, Inc.*	2,186,207
17,131	Envestnet, Inc.*	1,359,173
26,128	ePlus, Inc.*	1,407,777
42,044	Evo Payments, Inc., Class A*	1,076,326
14,415	ExlService Holdings, Inc.*	2,086,860
4,185	F5, Inc.*	1,024,111
8,780	Five9, Inc.*	1,205,670
4,456	Globant SA*	1,399,585
8,022	Jack Henry & Associates, Inc.	1,339,594
4,798	Littelfuse, Inc.	1,509,835
9,553	Manhattan Associates, Inc.*	1,485,396
19,067	Mimecast Ltd.*	1,517,161
11,536	Novanta, Inc.*	2,034,143
13,810	Onto Innovation, Inc.*	1,397,986
15,460	Plexus Corp.*	1,482,459
28,310	Sapiens International Corp. NV	975,279
8,330	Silicon Laboratories, Inc.*	1,719,479
11,642	SPS Commerce, Inc.*	1,657,239
7,833	WEX, Inc.*	1,099,675
		36,403,471
Materials — 5.54%
9,265	AptarGroup, Inc.	1,134,777
8,738	Balchem Corp.	1,473,227
19,413	HB Fuller Co.	1,572,453
8,222	Reliance Steel & Aluminum Co.	1,333,773
		5,514,230

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Real Estate — 2.31%
54,460	Global Medical REIT, Inc., REIT	$966,665
10,944	Lamar Advertising Co., REIT, Class A	1,327,507
		2,294,172

Total Common Stocks		99,428,739
(Cost $69,225,378)
Investment Company — 1.82%
1,805,958	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,805,958

Total Investment Company		1,805,958
(Cost $1,805,958)

Total Investments		$101,234,697
(Cost $71,031,336) — 101.78%
Liabilities in excess of other assets — (1.78)%		(1,771,038)
NET ASSETS — 100.00%		$99,463,659

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.51%
Communication Services — 2.47%
93,662	Gray Television, Inc.	$1,888,226

Consumer Discretionary — 20.68%
83,667	Delta Apparel, Inc.*	2,488,257
204,530	Destination XL Group, Inc.*	1,161,730
35,300	G-III Apparel Group Ltd.*	975,692
28,253	Lakeland Industries, Inc.*	613,090
50,380	Lazydays Holdings, Inc.*	1,085,185
26,864	Malibu Boats, Inc., Class A*	1,846,363
82,700	ONE Group Hospitality, Inc. (The)*	1,042,847
3,100	Oxford Industries, Inc.	314,712
41,613	Patrick Industries, Inc.	3,357,753
43,760	Ruth’s Hospitality Group, Inc.*	870,824
94,320	Tilly’s, Inc., Class A	1,519,495
12,950	Universal Electronics, Inc.*	527,713
		15,803,661
Consumer Staples — 2.75%
7,280	John B Sanfilippo & Son, Inc.	656,365
16,970	MGP Ingredients, Inc.	1,442,280
		2,098,645
Energy — 5.12%
148,670	Magnolia Oil & Gas Corp., Class A	2,805,403
67,040	Par Pacific Holdings, Inc.*	1,105,489
		3,910,892
Financials — 16.52%
29,840	Allegiance Bancshares, Inc.	1,259,546
12,400	Amerisafe, Inc.	667,492
99,778	Compass Diversified Holdings LP	3,051,211
21,870	First Bancorp/Southern Pines, NC	999,896
28,650	German American Bancorp, Inc.	1,116,777
23,766	Mercantile Bank Corp.	832,523
25,630	Northrim BanCorp, Inc.	1,113,880
17,080	Preferred Bank/Los Angeles, CA	1,226,173
19,610	Stock Yards Bancorp, Inc.	1,252,687
9,320	Triumph Bancorp, Inc.*	1,109,826
		12,630,011
Health Care — 5.59%
37,780	Inotiv, Inc.*	1,589,405
64,340	Lantheus Holdings, Inc.*	1,858,783
17,130	Surmodics, Inc.*	824,809
		4,272,997

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Industrials — 25.89%
280,210	ACCO Brands Corp.	$2,314,534
25,345	Allied Motion Technologies, Inc.	924,839
7,530	Barrett Business Services, Inc.	520,022
8,248	Casella Waste Systems, Inc.*	704,544
35,580	CBIZ, Inc.*	1,391,890
72,742	Columbus McKinnon Corp.	3,365,045
66,388	Ducommun, Inc.*	3,104,967
31,496	Greenbrier Cos., Inc. (The)	1,445,351
50,120	Insteel Industries, Inc.	1,995,277
6,899	Marten Transport Ltd.	118,387
14,000	Miller Industries, Inc.	467,600
17,680	Northwest Pipe Co.*	562,224
12,573	NV5 Global, Inc.*	1,736,583
5,200	Standex International Corp.	575,432
16,099	Willdan Group, Inc.*	566,685
		19,793,380
Information Technology — 12.22%
120,830	AXT, Inc.*	1,064,512
34,610	Cohu, Inc.*	1,318,295
34,270	Mitek Systems, Inc.*	608,293
30,300	Model N, Inc.*	909,909
35,800	Napco Security Technologies, Inc.*	1,789,284
5,213	Novanta, Inc.*	919,208
11,862	PC Connection, Inc.	511,608
45,626	Sapiens International Corp. NV	1,571,816
17,515	Vishay Precision Group, Inc.*	650,157
		9,343,082
Materials — 3.22%
102,649	FutureFuel Corp.	784,238
25,637	Koppers Holdings, Inc.*	802,438
12,410	UFP Technologies, Inc.*	871,927
		2,458,603
Real Estate — 2.54%
12,000	Community Healthcare Trust, Inc., REIT	567,240
50,400	UMH Properties, Inc., REIT	1,377,432
		1,944,672
Utilities — 0.51%
8,510	Unitil Corp.	391,375

Total Common Stocks		74,535,544
(Cost $41,147,207)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Exchange Traded Funds — 1.77%
3,900	iShares Biotechnology ETF	$595,218
6,800	SPDR S&P Biotech ETF	761,328

Total Exchange Traded Funds		1,356,546
(Cost $1,160,366)

Investment Company — 0.79%
601,867	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	601,866

Total Investment Company		601,866
(Cost $601,867)

Total Investments		$76,493,956
(Cost $42,909,440) — 100.07%
Liabilities in excess of other assets — (0.07)%		(55,696)
NET ASSETS — 100.00%		$76,438,260

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.94%
Communication Services — 3.32%
11,824	Nexstar Media Group, Inc., Class A	$1,785,187

Consumer Discretionary — 20.58%
22,170	1-800-Flowers.com, Inc., Class A*	518,113
32,076	Callaway Golf Co.*	880,165
1,801	Deckers Outdoor Corp.*	659,724
4,820	Fox Factory Holding Corp.*	819,882
20,673	G-III Apparel Group Ltd.*	571,402
3,030	Helen of Troy Ltd.*	740,744
4,972	LCI Industries	774,986
17,992	Malibu Boats, Inc., Class A*	1,236,590
22,444	Patrick Industries, Inc.	1,811,006
38,277	Ruth’s Hospitality Group, Inc.*	761,712
27,470	Taylor Morrison Home Corp.*	960,351
59,059	Tilly’s, Inc., Class A	951,441
9,605	Universal Electronics, Inc.*	391,404
		11,077,520
Consumer Staples — 3.27%
31,328	Hostess Brands, Inc.*	639,718
2,717	Medifast, Inc.	569,021
6,500	MGP Ingredients, Inc.	552,435
		1,761,174
Energy — 4.72%
104,826	Magnolia Oil & Gas Corp., Class A	1,978,067
34,219	Par Pacific Holdings, Inc.*	564,271
		2,542,338
Financials — 14.41%
15,440	Allegiance Bancshares, Inc.	651,722
7,881	Amerisafe, Inc.	424,234
81,341	Compass Diversified Holdings LP	2,487,408
8,930	Pinnacle Financial Partners, Inc.	852,815
11,424	Preferred Bank/Los Angeles, CA	820,129
14,337	TriCo Bancshares	615,918
26,916	United Community Banks, Inc.	967,361
23,542	Veritex Holdings, Inc.	936,501
		7,756,088
Health Care — 10.07%
6,031	Apollo Medical Holdings, Inc.*	443,158
11,044	Globus Medical, Inc., Class A*	797,377
18,540	Inotiv, Inc.*	779,978
39,856	Lantheus Holdings, Inc.*	1,151,440
1,933	Masimo Corp.*	565,944

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
4,021	Omnicell, Inc.*	$725,549
2,041	West Pharmaceutical Services, Inc.	957,249
		5,420,695
Industrials — 21.94%
154,725	ACCO Brands Corp.	1,278,028
6,459	Arcosa, Inc.	340,389
18,686	Atkore, Inc.*	2,077,696
24,116	CBIZ, Inc.*	943,418
51,007	Columbus McKinnon Corp.	2,359,584
31,501	Ducommun, Inc.*	1,473,302
28,075	Greenbrier Cos., Inc. (The)	1,288,362
27,850	Insteel Industries, Inc.	1,108,709
6,798	NV5 Global, Inc.*	938,940
		11,808,428
Information Technology — 13.33%
4,463	Ambarella, Inc.*	905,498
67,802	AXT, Inc.*	597,336
21,100	Cohu, Inc.*	803,699
5,544	MKS Instruments, Inc.	965,599
20,589	Model N, Inc.*	618,288
4,026	Novanta, Inc.*	709,905
9,981	Onto Innovation, Inc.*	1,010,377
10,409	SailPoint Technologies Holdings, Inc.*	503,171
18,019	Sapiens International Corp. NV	620,754
10,070	Super Micro Computer, Inc.*	442,576
		7,177,203
Materials — 2.97%
57,296	FutureFuel Corp.	437,742
5,743	Ingevity Corp.*	411,773
23,981	Koppers Holdings, Inc.*	750,605
		1,600,120
Real Estate — 3.33%
20,218	STAG Industrial, Inc., REIT	969,655
30,109	UMH Properties, Inc., REIT	822,879
		1,792,534

Total Common Stocks		52,721,287
(Cost $25,967,635)
Exchange Traded Funds — 1.94%
168	iShares Russell 2000 Index Fund	37,372
8,990	SPDR S&P Biotech ETF	1,006,520

Total Exchange Traded Funds		1,043,892
(Cost $1,153,214)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value

Investment Company — 0.29%
155,856	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	$155,856

Total Investment Company		155,856
(Cost $155,856)

Total Investments		$53,921,035
(Cost $27,276,705) — 100.17%
Liabilities in excess of other assets — (0.17)%		(93,260)
NET ASSETS — 100.00%		$53,827,775

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 95.35%
Communication Services — 1.63%
7,200	Cumulus Media, Inc., Class A*	$81,000
400	Daily Journal Corp.*	142,692
44,050	DHI Group, Inc.*	274,872
23,600	Entravision Communications Corp., Class A	160,008
22,043	EW Scripps Co. (The), Class A	426,532
868	Madison Square Garden Entertainment Corp.*	61,055
5,800	Marcus Corp. (The)*	103,588
119,400	Point.360(a),(b),(c)	0
12,600	Saga Communications, Inc., Class A	302,526
39,150	Salem Media Group, Inc.*	119,799
22,600	Spok Holdings, Inc.	210,858
18,000	Townsquare Media, Inc., Class A*	239,940
		2,122,870
Consumer Discretionary — 19.71%
6,400	American Outdoor Brands, Inc.*	127,552
7,100	American Public Education, Inc.*	157,975
6,100	America’s Car-Mart, Inc.*	624,640
21,300	Anemostat Door Products(a),(b),(c)	0
21,300	Anemostat, Inc.(a),(b),(c)	0
7,900	Bassett Furniture Industries, Inc.	132,483
28,600	Beazer Homes USA, Inc.*	664,092
12,300	Big 5 Sporting Goods Corp.	233,823
3	Biglari Holdings, Inc., Class B*	428
3,420	Bluegreen Vacations Holding Corp.*	120,042
7,930	Build-A-Bear Workshop, Inc.	154,794
11,450	Carriage Services, Inc.	737,838
6,000	Cato Corp. (The), Class A	102,960
8,200	Century Casinos, Inc.*	99,876
14,423	Century Communities, Inc.	1,179,657
4,200	Chuy’s Holdings, Inc.*	126,504
2,900	Citi Trends, Inc.*	274,775
4,842	Clarus Corp.	134,220
60,730	Container Store Group, Inc. (The)*	606,085
2,100	Cooper-Standard Holdings, Inc.*	47,061
26,200	Crown Crafts, Inc.	190,474
16,230	Culp, Inc.	154,347
16,100	Del Taco Restaurants, Inc.	200,445
29,400	Delta Apparel, Inc.*	874,356
13,200	Duluth Holdings, Inc., Class B*	200,376
10,000	El Pollo Loco Holdings, Inc.*	141,900
8,000	Escalade, Inc.	126,320
9,900	Ethan Allen Interiors, Inc.	260,271
4,400	Flanigan’s Enterprises, Inc.*	135,831
9,000	Flexsteel Industries, Inc.	241,740
8,000	Funko, Inc., Class A*	150,400
2,700	Genesco, Inc.*	173,259

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
20,290	Haverty Furniture Cos., Inc.	$620,265
10,400	hhgregg, Inc.*,(a),(b)	0
2,000	Hibbett Sports, Inc.	143,860
16,900	Hooker Furniture Corp.	393,432
1,700	Hovnanian Enterprises, Inc., Class A*	216,393
20,900	Jerash Holdings US, Inc.	135,223
6,440	Johnson Outdoors, Inc., Class A	603,364
23,500	Kid Brands, Inc.*,(b)	5
32,220	Lakeland Industries, Inc.*	699,174
9,500	Lands’ End, Inc.*	186,485
95,270	Lazare Kaplan International, Inc.(a),(b),(c)	0
7,000	La-Z-Boy, Inc.	254,170
7,100	Lazydays Holdings, Inc.*	152,934
13,500	Legacy Housing Corp.*	357,345
13,200	Lifetime Brands, Inc.	210,804
21,000	Lincoln Educational Services Corp.*	156,870
4,700	Live Ventures, Inc.*	148,191
8,700	LL Flooring Holdings, Inc.*	148,509
14,000	M/I Homes, Inc.*	870,520
21,540	MarineMax, Inc.*	1,271,721
7,500	McRae Industries, Inc., Class A	271,200
2,285	Mecklermedia Corp.(a),(b),(c)	0
20,000	Mestek, Inc.*	620,000
9,600	Modine Manufacturing Co.*	96,864
7,900	Motorcar Parts of America, Inc.*	134,853
16,400	Movado Group, Inc.	686,012
3,500	Nathan’s Famous, Inc.	204,365
12,400	Nautilus, Inc.*	76,012
9,500	Nobility Homes, Inc.	313,500
2,500	OneWater Marine, Inc., Class A	152,425
41,000	Orleans Homebuilders, Inc.(a),(b),(c)	0
10,275	Patrick Industries, Inc.	829,090
3,300	RCI Hospitality Holdings, Inc.	257,004
20,900	Rocky Brands, Inc.	831,820
12,000	Sonic Automotive, Inc., Class A	593,400
12,500	Standard Motor Products, Inc.	654,875
12,430	Strattec Security Corp.*	460,159
27,100	Stride, Inc.*	903,243
30,089	Superior Group of Cos, Inc.	660,153
32,500	Superior Industries International, Inc.*	145,600
10,840	Taylor Morrison Home Corp.*	378,966
24,800	Tilly’s, Inc., Class A	399,528
8,760	TravelCenters of America, Inc.*	452,191
12,000	Tupperware Brands Corp.*	183,480
25,100	Unifi, Inc.*	581,065
3,900	Universal Electronics, Inc.*	158,925
30,000	Universal Travel Group*,(a),(b),(c)	0
24,100	Vera Bradley, Inc.*	205,091

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
17,200	VOXX International Corp.*	$174,924
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	263,340
		25,631,874
Consumer Staples — 3.89%
7,300	Alico, Inc.	270,319
3,850	Andersons, Inc. (The)	149,034
14,615	Central Garden & Pet Co.*	769,188
2,200	e.l.f. Beauty, Inc.*	73,062
36	Hawaiian Macadamia Nut Orchards L.P.*	82,800
12,400	Ingles Markets, Inc., Class A	1,070,616
20,700	Lifevantage Corp.*	130,824
10,400	Natural Alternatives International, Inc.*	131,456
40,800	Natural Grocers by Vitamin Cottage, Inc.	581,400
8,500	Nature’s Sunshine Products, Inc.	157,250
19,200	Oil-Dri Corp. of America	628,416
4,100	Seneca Foods Corp., Class A*	196,595
23,140	SpartanNash Co.	596,086
9,600	Village Super Market, Inc., Class A	224,544
		5,061,590
Energy — 1.93%
5,000	Adams Resources & Energy, Inc.	139,050
45,500	Aegean Marine Petroleum Network, Inc.(a),(b),(c)	0
1	Bristow Group, Inc.*	32
3,700	Civitas Resources, Inc.	181,189
9,200	CONSOL Energy, Inc.*	208,932
8,200	Dorian LPG Ltd.	104,058
11,800	Evolution Petroleum Corp.	59,590
31,000	Falcon Minerals Corp.	150,970
7,100	Global Partners LP	166,779
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
50,600	North American Construction Group Ltd.	764,060
4,700	Ranger Oil Corp., Class A*	126,524
4,010	REX American Resources Corp.*	384,960
8,400	Solaris Oilfield Infrastructure, Inc., Class A	55,020
23,408	Southwestern Energy Co.*	109,081
18,880	W&T Offshore, Inc.*	60,982
		2,511,227
Financials — 36.86%
5,800	1st Constitution Bancorp	149,002
4,500	ACNB Corp.	140,760
6,200	AFC Gamma, Inc., REIT	141,112
39,150	Affirmative Insurance Holdings, Inc.(a),(b),(c)	0
8,600	Amalgamated Financial Corp.	144,222
8,500	Amerant Bancorp, Inc.	293,675
3,500	American Business Bank*	138,215

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
7,000	American National Bankshares, Inc.	$263,760
6,800	Ames National Corp.	166,532
5,968	Apollo Commercial Real Estate Finance, Inc., REIT	78,539
44,976	Arbor Realty Trust, Inc., REIT	823,960
48,100	Ares Commercial Real Estate Corp., REIT	699,374
2,200	Arlington Asset Investment Corp., Class A*	7,700
101	Ashford, Inc.*	1,682
3,700	Associated Capital Group, Inc., Class A	159,100
10,100	Atlantic Capital Bancshares, Inc.*	290,577
32,450	Banc of California, Inc.	636,669
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	205,840
11,900	Bancorp, Inc. (The)*	301,189
2,600	Bank First Corp.	187,824
4,542	Bank of Marin Bancorp	169,099
4,900	Bank of Princeton (The)	143,717
5,700	Bank7 Corp.	131,100
13,300	BankFinancial Corp.	141,911
6,400	Bankwell Financial Group, Inc.	210,176
4,928	Banner Corp.	298,982
8,700	Bar Harbor Bankshares	251,691
5,300	Baycom Corp.*	99,428
10,000	BCB Bancorp, Inc.	154,300
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
13,800	Blucora, Inc.*	239,016
8,100	Blue Ridge Bankshares, Inc.	144,990
17,800	Bridgewater Bancshares, Inc.*	314,882
5,500	Business First Bancshares, Inc.	155,705
33,600	California First National Bancorp	604,800
1,500	Cambridge Bancorp	140,385
5,500	Capital Bancorp, Inc.	144,100
8,500	Capital City Bank Group, Inc.	224,400
38,000	Capitol Bancorp Ltd.(a),(b),(c)	0
9,600	Capstar Financial Holdings, Inc.	201,888
5,700	Central Valley Community Bancorp	118,389
6,500	CF Bankshares, Inc.	135,590
20,497	Cherry Hill Mortgage Investment Corp., REIT	169,510
7,600	Citizens & Northern Corp.	198,512
18,850	Citizens, Inc.*	100,093
11,700	Civista Bancshares, Inc.	285,480
9,400	CNB Financial Corp.	249,100
2,800	Coastal Financial Corp.*	141,736
8,300	Cohen & Co., Inc.	122,923
101,383	Consumer Portfolio Services, Inc.*	1,201,389
2,189	Cowen Inc., Class A	79,023
7,300	Crescent Capital BDC, Inc.	128,480
500	Diamond Hill Investment Group, Inc.	97,115
10,448	Dime Community Bancshares, Inc.	367,352
17,277	Donegal Group, Inc., Class A	246,888

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
6,000	Donnelley Financial Solutions, Inc.*	$282,840
12,446	Dynex Capital, Inc., REIT	207,973
38,900	Ellington Residential Mortgage, REIT	404,171
7,600	Embassy Bancorp, Inc.	153,368
26,680	Enova International, Inc.*	1,092,813
7,700	Enterprise Bancorp, Inc.	345,884
5,678	Enterprise Financial Services Corp.	267,377
4,100	Equity Bancshares, Inc., Class A	139,113
6,800	Esquire Financial Holdings, Inc.*	215,016
6,800	ESSA Bancorp, Inc.	117,844
4,200	Evans Bancorp, Inc.	169,260
15,400	Farmers National Banc Corp.	285,670
15,717	FB Financial Corp.	688,719
10,140	Federal Agricultural Mortgage Corp., Class C	1,256,650
2,800	Fidelity D&D Bancorp, Inc.	165,200
7,300	Financial Institutions, Inc.	232,140
6,500	First Bancorp, Inc.	204,100
9,800	First Bank/Hamilton NJ	142,198
7,400	First Business Financial Services, Inc.	215,858
1,800	First Capital, Inc.	71,910
6,500	First Community Bankshares, Inc.	217,230
9,400	First Financial Corp.	425,726
8,800	First Financial Northwest, Inc.	142,296
8,700	First Internet Bancorp	409,248
6,100	First Merchants Corp.	255,529
9,200	First of Long Island Corp. (The)	198,628
38,000	First Place Financial Corp.(a),(b),(c)	0
5,400	First Savings Financial Group, Inc.	142,560
4,900	First Western Financial, Inc.*	148,764
8,100	Flushing Financial Corp.	196,830
8,000	FS Bancorp, Inc.	269,040
10,000	FVCBankcorp, Inc.*	198,100
40,528	Great Ajax Corp., REIT	533,348
7,850	Guaranty Bancshares, Inc.	295,003
4,500	Guaranty Federal Bancshares, Inc.	143,730
10,700	Hanmi Financial Corp.	253,376
11,600	HBT Financial, Inc.	217,268
5,240	HCI Group, Inc.	437,750
16,470	Heritage Insurance Holdings, Inc.	96,844
600	Hingham Institution for Savings, FOR	251,928
4,700	Home Bancorp, Inc.	195,097
10,940	HomeTrust Bancshares, Inc.	338,921
11,100	Independent Bank Corp.	264,957
8,100	Investar Holding Corp.	149,121
4,004	Investors Title Co.	789,389
7,500	Kansas City Life Insurance Co.	318,750
6,400	LCNB Corp.	124,992
3,800	Level One Bancorp, Inc.	149,872
26,400	Macatawa Bank Corp.	232,848

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
5,100	Malvern Bancorp, Inc.*	$79,917
24,300	Manhattan Bridge Capital, Inc., REIT	133,650
71,200	Manning & Napier, Inc.	591,672
17,690	Marlin Business Services Corp.	411,823
4,700	Mercantile Bank Corp.	164,641
6,500	Merchants Bancorp	307,645
5,900	Meridian Corp.	216,943
7,500	Metrocity Bankshares, Inc.	206,475
6,300	Metropolitan Bank Holding Corp.*	671,139
5,000	Mid Penn Bancorp, Inc.	158,700
8,500	Midland States Bancorp, Inc.	210,715
6,400	MidWestOne Financial Group, Inc.	207,168
7,000	MVB Financial Corp.	290,640
6,000	National Bankshares, Inc.	217,560
2,600	National Western Life Group, Inc., Class A	557,544
7,100	Nexpoint Real Estate Finance, Inc., REIT	136,675
11,567	Nicholas Financial, Inc.*	136,375
6,900	Northeast Bank	246,537
13,500	Northeast Community Bancorp, Inc.	150,255
4,700	Northrim BanCorp, Inc.	204,262
43,470	Northwest Bancshares, Inc.	615,535
26,710	OFG Bancorp.	709,418
19,600	Old Second Bancorp, Inc.	246,764
12,000	OP Bancorp	153,120
11,900	Oppenheimer Holdings, Inc., Class A	551,803
4,000	Orange County Bancorp, Inc.	168,520
15,700	Orchid Island Capital, Inc., REIT	70,650
9,800	Orrstown Financial Services, Inc.	246,960
9,000	Parke Bancorp, Inc.	191,520
15,200	Partners Bancorp	148,656
6,600	PCB Bancorp	144,936
13,000	PCSB Financial Corp.	247,520
5,100	Peapack-Gladstone Financial Corp.	180,540
4,600	PennyMac Financial Services, Inc.	320,988
19,968	Peoples Bancorp, Inc.	635,182
3,800	Peoples Financial Services Corp.	200,222
2,530	Piper Sandler Cos.	451,630
41,894	Premier Financial Corp.	1,294,943
17,100	Primis Financial Corp.	257,184
5,600	Private Bancorp of America, Inc.*	150,920
7,700	Professional Holding Corp., Class A*	147,532
7,600	Provident Bancorp, Inc.	141,360
14,300	Provident Financial Holdings, Inc.	236,665
6,920	Provident Financial Services, Inc.	167,602
6,500	Randolph Bancorp, Inc.	155,220
12,100	RBB Bancorp	317,020
15,781	Ready Capital Corp., REIT	246,657
3,400	Red River Bancshares, Inc.	181,900

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
18,860	Regional Management Corp.	$1,083,696
6,000	Reliant Bancorp, Inc.	213,000
19,100	Riverview Bancorp, Inc.	146,879
3,050	S&T Bancorp, Inc.	96,136
26,200	Sachem Capital Corp., REIT	153,008
7,300	Safety Insurance Group, Inc.	620,719
6,000	SB Financial Group, Inc.	116,820
10,300	Shore Bancshares, Inc.	214,755
9,600	Sierra Bancorp	260,640
2,126	Simmons First National Corp., Class A	62,887
11,200	SmartFinancial, Inc.	306,432
11,900	South Plains Financial, Inc.	330,939
5,700	Southern First Bancshares, Inc.*	356,193
6,400	Southern Missouri Bancorp, Inc.	333,888
11,400	Spirit of Texas Bancshares, Inc.	328,092
9,400	Stewart Information Services Corp.	749,462
5,500	Summit Financial Group, Inc.	150,975
8,000	SWK Holdings Corp.*	157,040
6,200	Territorial Bancorp, Inc.	156,550
6,600	Timberland Bancorp, Inc.	182,820
18,100	Trean Insurance Group, Inc.*	161,271
7,100	TriState Capital Holdings, Inc.*	214,846
7,044	United Bankshares, Inc.	255,556
19,000	United Western Bancorp, Inc.(a),(b),(c)	0
5,500	Unity Bancorp, Inc.	144,375
9,600	Universal Insurance Holdings, Inc.	163,200
9,300	Waterstone Financial, Inc.	203,298
9,400	West BanCorp Inc.	292,058
25,000	Western New England Bancorp, Inc.	219,000
5,200	Westwood Holdings Group, Inc.	88,088
		47,941,057
Health Care — 1.57%
30,600	Adeptus Health, Inc., Class A(a),(b),(c)	0
4,600	AngioDynamics, Inc.*	126,868
4,300	Computer Programs and Systems, Inc.*	125,990
11,850	CryoLife, Inc.*	241,147
9,100	FONAR Corp.*	136,318
12,300	Meridian Bioscience, Inc.*	250,920
7,300	OraSure Technologies, Inc.*	63,437
18,500	Sharps Compliance Corp.*	131,905
23,000	Surface Oncology, Inc.*	109,940
24,010	Triple-S Management Corp.*	856,677
		2,043,202
Industrials — 15.17%
7,100	Acme United Corp.	239,270
5,680	Alamo Group, Inc.	835,982
2,924	Allied Motion Technologies, Inc.	106,697

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
8,100	AMREP Corp.*	$123,120
66,000	ARC Document Solutions, Inc.	231,000
14,200	BGSF, Inc.	203,770
7,100	Blue Bird Corp.*	111,044
4,700	BlueLinx Holdings, Inc.*	450,072
24,450	CBIZ, Inc.*	956,484
25,074	CECO Environmental Corp.*	156,211
10,678	Cenveo, Inc.(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	63,060
8,200	Commercial Vehicle Group, Inc.*	66,092
26,678	CompX International, Inc.	599,455
36,000	Costamare, Inc.	455,400
8,800	Covenant Logistics Group, Inc.*	232,584
1,700	CRA International, Inc.	158,712
26,840	Ducommun, Inc.*	1,255,307
14,800	Eastern Co. (The)	372,368
4,600	Encore Wire Corp.	658,260
34,940	Ennis, Inc.	682,378
1,300	EnPro Industries, Inc.	143,091
8,790	Espey Mfg. & Electronics Corp.	124,905
414	Genco Shipping & Trading Ltd.	6,624
2,880	Gibraltar Industries, Inc.*	192,038
7,100	Graham Corp.	88,324
10,610	Greenbrier Cos., Inc. (The)	486,893
25,700	Griffon Corp.	731,936
3,400	Hurco Cos., Inc.	100,980
5,500	Insteel Industries, Inc.	218,955
11,500	L B Foster Co., Class A*	158,125
19,300	Limbach Holdings, Inc.*	173,700
21,400	LS Starrett Co. (The), Class A*	200,090
56,050	LSI Industries, Inc.	384,503
34,300	Marten Transport Ltd.	588,588
9,500	Mesa Air Group, Inc.*	53,200
22,179	Miller Industries, Inc.	740,779
16,000	Mistras Group, Inc.*	118,880
3,500	National Presto Industries, Inc.	287,105
8,000	Northwest Pipe Co.*	254,400
2,000	PAM Transportation Services, Inc.*	142,020
38,300	Park Aerospace Corp.	505,560
3,700	Park-Ohio Holdings Corp.	78,329
6,800	Powell Industries, Inc.	200,532
2,800	Preformed Line Products Co.	181,160
12,100	Quanex Building Products Corp.	299,838
26,500	Quest Resource Holding Corp.*	183,910
30,700	Radiant Logistics, Inc.*	223,803
13,200	RCM Technologies, Inc.*	93,984
12,700	Resources Connection, Inc.	226,568
15,100	Rush Enterprises, Inc., Class A	840,164

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
22,000	Safe Bulkers, Inc.*	$82,940
2,900	Standex International Corp.	320,914
10,700	Sterling Construction Co., Inc.*	281,410
24,100	Textainer Group Holdings Ltd.	860,611
9,600	Titan Machinery, Inc.*	323,424
17,800	U.S. Xpress Enterprises, Inc., Class A*	104,486
10,500	USA Truck, Inc.*	208,740
10,230	Vectrus, Inc.*	468,227
12,300	Vidler Water Resouces, Inc.*	148,584
3,000	VSE Corp.	182,820
20,238	Willis Lease Finance Corp.*	761,961
		19,730,367
Information Technology — 6.35%
8,800	AstroNova, Inc.*	118,800
4,700	Aviat Networks, Inc.*	150,776
16,600	AXT, Inc.*	146,246
12,400	Bel Fuse, Inc., Class B	160,332
2,500	Clearfield, Inc.*	211,050
6,200	Comtech Telecommunications Corp.	146,878
6,200	CPI Card Group, Inc.*	115,010
16,130	CTS Corp.	592,294
3,600	CyberOptics Corp.*	167,400
22,500	Digi International, Inc.*	552,825
7,080	ePlus, Inc.*	381,470
600	Fabrinet*	71,082
36,400	Franklin Wireless Corp.*	159,068
22,200	Immersion Corp.*	126,762
2,300	Insight Enterprises, Inc.*	245,180
2,900	JinkoSolar Holding Co. Ltd., ADR*	133,284
25,100	Kimball Electronics, Inc.*	546,176
8,600	LGL Group, Inc. (The)*	98,040
15,700	Methode Electronics, Inc.	771,969
27,200	NetSol Technologies, Inc.*	107,168
28,900	Park City Group, Inc.*	168,198
13,550	PC Connection, Inc.	584,411
28,400	PCTEL, Inc.	161,028
28,730	Photronics, Inc.*	541,561
22,800	Priority Technology Holdings, Inc.*	161,424
11,600	Richardson Electronics Ltd.	156,832
62,000	SigmaTron International, Inc.*	640,460
19,640	Vishay Precision Group, Inc.*	729,037
28,900	WidePoint Corp.*	113,577
		8,258,338
Materials — 3.37%
39,240	American Vanguard Corp.	643,143
29,700	Ampco-Pittsburgh Corp.*	148,500
37,000	Blue Earth Refineries, Inc.(a),(b),(c)	0

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
8,000	Clearwater Paper Corp.*	$293,360
14,500	Core Molding Technologies, Inc.*	123,395
20,400	Fortitude Gold Corp.	135,048
10,700	Friedman Industries, Inc.	100,366
49,190	FutureFuel Corp.	375,812
8,200	Hawkins, Inc.	323,490
3,000	Haynes International, Inc.	120,990
2,600	Innospec, Inc.	234,884
7,400	Materion Corp.	680,356
8,000	Olympic Steel, Inc.	188,000
4,900	Ryerson Holding Corp.	127,645
7,500	Tecnoglass, Inc.	196,425
45,800	Trecora Resources*	370,064
11,500	Tredegar Corp.	135,930
2,600	UFP Technologies, Inc.*	182,676
		4,380,084
Real Estate — 3.27%
10,800	Alpine Income Property Trust, Inc., REIT	216,432
6,820	BBX Capital, Inc.*	68,268
5,621	Cedar Realty Trust, Inc., REIT	141,143
4,600	Community Healthcare Trust, Inc., REIT	217,442
3,425	CTO Realty Growth, Inc., REIT	210,364
18,200	Farmland Partners, Inc., REIT	217,490
3,600	FRP Holdings, Inc.*	208,080
10,242	Getty Realty Corp., REIT	328,666
8,800	Global Medical REIT, Inc., REIT	156,200
7,780	Monmouth Real Estate Investment Corp., REIT	163,458
25,562	One Liberty Properties, Inc., REIT	901,827
7,200	RE/MAX Holdings, Inc., Class A	219,528
4,100	RMR Group, Inc. (The), Class A	142,188
17,400	RPT Realty, REIT	232,812
12,300	Urstadt Biddle Properties, Inc., REIT, Class A	261,990
55,310	Whitestone, REIT	560,290
		4,246,178
Utilities — 1.60%
1,600	Artesian Resources Corp., Class A	74,128
2,785	Chesapeake Utilities Corp.	406,081
2,600	Middlesex Water Co.	312,780
6,700	RGC Resources, Inc.	154,167
7,400	SJW Group	541,680
12,756	Unitil Corp.	586,649
		2,075,485

Total Common Stocks		124,002,272
(Cost $84,133,773)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Exchange Traded Funds — 2.84%
26,450	iShares Russell Microcap Index Fund	$3,695,859

Total Exchange Traded Funds		3,695,859
(Cost $3,812,522)
Rights/Warrants — 0.02%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*,(b)	11
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	6,690
6,100	Media General, Inc. Rights, Expire 12/31/22*,(a),(b),(c)	0
2,627	PHI Group, Inc., Warrants, Expire 9/4/22*,(a),(b),(c)	0
1,136	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	15,745
568	Whiting Petroleum Corp., Warrants, Expire 12/31/25*	6,702

Total Rights/Warrants		29,148
(Cost $95,622)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, (a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, (a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)

Shares
Investment Company — 1.84%
2,391,087	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	2,391,087

Total Investment Company		2,391,087
(Cost $2,391,087)

Total Investments		$130,118,366
(Cost $90,433,004) — 100.05%
Liabilities in excess of other assets — (0.05)%		(67,719)
NET ASSETS — 100.00%		$130,050,647

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Microcap Value Fund (cont.)

December 31, 2021 (Unaudited)
*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.97%
Communication Services — 4.14%
62,257	Gray Television, Inc.	$1,255,101
7,470	Nexstar Media Group, Inc., Class A	1,127,821
		2,382,922
Consumer Discretionary — 15.38%
35,850	Dana, Inc.	818,097
35,650	G-III Apparel Group Ltd.*	985,366
11,150	Malibu Boats, Inc., Class A*	766,339
9,340	Oxford Industries, Inc.	948,197
13,110	Patrick Industries, Inc.	1,057,846
40,240	Ruth’s Hospitality Group, Inc.*	800,776
16,515	Steven Madden Ltd.	767,452
37,680	Taylor Morrison Home Corp.*	1,317,293
63,624	Tilly’s, Inc., Class A	1,024,983
8,940	Universal Electronics, Inc.*	364,305
		8,850,654
Consumer Staples — 2.02%
36,180	Hostess Brands, Inc.*	738,796
4,690	John B Sanfilippo & Son, Inc.	422,850
		1,161,646
Energy — 6.47%
39,180	Delek US Holdings, Inc.*	587,308
116,370	Magnolia Oil & Gas Corp., Class A	2,195,902
56,830	Par Pacific Holdings, Inc.*	937,127
		3,720,337
Financials — 21.29%
4,260	American Financial Group, Inc.	584,983
10,570	Amerisafe, Inc.	568,983
17,620	Columbia Banking System, Inc.	576,526
58,072	Compass Diversified Holdings LP	1,775,842
17,770	Heritage Financial Corp., WA	434,299
9,190	Independent Bank Group, Inc.	663,059
19,477	Mercantile Bank Corp.	682,279
16,765	Pacific Premier Bancorp, Inc.	671,103
8,300	Pinnacle Financial Partners, Inc.	792,650
8,230	Reinsurance Group of America, Inc.	901,103
10,710	Stock Yards Bancorp, Inc.	684,155
15,540	TriCo Bancshares	667,598
55,220	United Community Banks, Inc.	1,984,607
20,730	Veritex Holdings, Inc.	824,639
8,780	WSFS Financial Corp.	440,054
		12,251,880
Health Care — 6.15%
4,182	Emergent BioSolutions, Inc.*	181,792

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
10,880	Globus Medical, Inc., Class A*	$785,536
14,579	Inotiv, Inc.*	613,338
60,000	Invacare Corp.*	163,200
39,560	Lantheus Holdings, Inc.*	1,142,888
3,620	Omnicell, Inc.*	653,193
		3,539,947
Industrials — 16.97%
171,538	ACCO Brands Corp.	1,416,904
14,115	Atkore, Inc.*	1,569,447
10,930	Barrett Business Services, Inc.	754,826
18,624	Builders FirstSource, Inc.*	1,596,263
32,070	Columbus McKinnon Corp.	1,483,558
23,816	Ducommun, Inc.*	1,113,874
24,338	Greenbrier Cos., Inc. (The)	1,116,871
15,990	Insteel Industries, Inc.	636,562
540	NV5 Global, Inc.*	74,585
		9,762,890
Information Technology — 7.65%
19,970	Cohu, Inc.*	760,657
4,370	MKS Instruments, Inc.	761,123
15,783	Model N, Inc.*	473,964
2,710	Novanta, Inc.*	477,854
8,180	Onto Innovation, Inc.*	828,061
9,550	Super Micro Computer, Inc.*	419,723
38,510	Viavi Solutions, Inc.*	678,546
		4,399,928
Materials — 3.93%
7,400	Kaiser Aluminum Corp.	695,156
18,599	Koppers Holdings, Inc.*	582,149
6,060	Reliance Steel & Aluminum Co.	983,053
		2,260,358
Real Estate — 12.58%
36,540	Apple Hospitality REIT, Inc.	590,121
92,670	Braemar Hotels & Resorts, Inc., REIT*	472,617
11,549	Community Healthcare Trust, Inc., REIT	545,921
10,110	CubeSmart, REIT	575,360
126,820	DiamondRock Hospitality Co., REIT*	1,218,740
2,940	EastGroup Properties, Inc., REIT	669,879
11,014	National Storage Affiliates Trust, REIT	762,169
38,410	Physicians Realty Trust, REIT	723,260
20,520	STAG Industrial, Inc., REIT	984,139
25,571	UMH Properties, Inc., REIT	698,856
		7,241,062

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Value Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Utilities — 1.39%
11,390	Southwest Gas Holdings, Inc.	$797,869

Total Common Stocks		56,369,493
(Cost $47,581,736)
Exchange Traded Funds — 0.08%
280	iShares Russell 2000 Value ETF	46,494

Total Exchange Traded Funds		46,494
(Cost $45,785)
Investment Company — 1.38%
791,714	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	791,714

Total Investment Company		791,714
(Cost $791,715)

Total Investments		$57,207,701
(Cost $48,419,236) — 99.43%
Other assets in excess of liabilities — 0.57%		327,499
NET ASSETS — 100.00%		$57,535,200

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. Government Agency Backed Mortgages — 85.07%
Fannie Mae — 42.73%
$51,764	Pool #257656, 6.00%, 8/1/38	$54,993
102,781	Pool #257892, 5.50%, 2/1/38	112,548
68,186	Pool #257913, 5.50%, 1/1/38	73,400
50,587	Pool #258022, 5.50%, 5/1/34	54,280
45,907	Pool #258070, 5.00%, 6/1/34	51,635
32,801	Pool #258121, 5.50%, 6/1/34	34,479
39,686	Pool #258152, 5.50%, 8/1/34	41,429
55,523	Pool #258157, 5.00%, 8/1/34	62,449
53,948	Pool #258163, 5.50%, 8/1/34	57,641
57,035	Pool #258224, 5.50%, 12/1/34	59,707
77,523	Pool #258251, 5.50%, 1/1/35	83,334
92,134	Pool #258305, 5.00%, 3/1/35	103,594
54,608	Pool #258394, 5.00%, 5/1/35	61,401
69,358	Pool #258404, 5.00%, 6/1/35	77,985
40,765	Pool #258410, 5.00%, 4/1/35	45,835
72,537	Pool #258448, 5.00%, 8/1/35	81,560
86,651	Pool #258450, 5.50%, 8/1/35	93,704
172,586	Pool #258627, 5.50%, 2/1/36	186,576
40,209	Pool #258737, 5.50%, 12/1/35	42,139
33,991	Pool #259181, 6.50%, 3/1/31	35,971
3,234	Pool #259187, 6.50%, 4/1/31	3,238
23,711	Pool #259378, 6.00%, 12/1/31	24,725
26,260	Pool #259393, 6.00%, 1/1/32	27,401
35,139	Pool #259590, 5.50%, 11/1/32	37,008
134,582	Pool #259611, 5.50%, 11/1/32	147,166
21,872	Pool #259634, 5.50%, 12/1/32	22,198
114,248	Pool #259659, 5.50%, 2/1/33	125,587
27,284	Pool #259671, 5.50%, 2/1/33	28,555
65,987	Pool #259686, 5.50%, 3/1/33	70,865
28,857	Pool #259722, 5.00%, 5/1/33	32,204
81,812	Pool #259725, 5.00%, 5/1/33	91,160
57,520	Pool #259729, 5.00%, 6/1/33	64,093
50,896	Pool #259761, 5.00%, 6/1/33	56,712
84,986	Pool #259777, 5.00%, 7/1/33	94,697
41,486	Pool #259789, 5.00%, 7/1/33	46,298
96,630	Pool #259816, 5.00%, 8/1/33	107,672
22,956	Pool #259819, 5.00%, 8/1/33	25,619
42,445	Pool #259830, 5.00%, 8/1/33	47,295
28,115	Pool #259848, 5.00%, 9/1/33	31,377
60,215	Pool #259867, 5.50%, 10/1/33	64,485
43,091	Pool #259869, 5.50%, 10/1/33	45,030
44,003	Pool #259875, 5.50%, 10/1/33	46,173
31,540	Pool #259998, 5.00%, 3/1/34	35,474
250,156	Pool #469101, 3.75%, 2/1/27	272,107
267,703	Pool #470828, 3.53%, 3/1/32	300,103

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$65,869	Pool #557295, 7.00%, 12/1/29	$71,560
14,988	Pool #576445, 6.00%, 1/1/31	15,180
56,690	Pool #579402, 6.50%, 4/1/31	61,792
59,111	Pool #583728, 6.50%, 6/1/31	64,011
13,993	Pool #590931, 6.50%, 7/1/31	14,749
24,420	Pool #590932, 6.50%, 7/1/31	25,050
15,569	Pool #601865, 6.50%, 4/1/31	15,701
26,026	Pool #601868, 6.00%, 7/1/29	27,135
40,751	Pool #607611, 6.50%, 11/1/31	43,657
33,313	Pool #644437, 6.50%, 6/1/32	35,261
1,137,013	Pool #663159, 5.00%, 7/1/32	1,266,365
57,797	Pool #670278, 5.50%, 11/1/32	62,149
21,172	Pool #676702, 5.50%, 11/1/32	21,606
42,741	Pool #677591, 5.50%, 12/1/32	45,298
47,531	Pool #681883, 6.00%, 3/1/33	50,271
78,349	Pool #686542, 5.50%, 3/1/33	81,860
182,394	Pool #695961, 5.50%, 1/1/33	201,284
109,092	Pool #696407, 5.50%, 4/1/33	119,685
336,742	Pool #702478, 5.50%, 6/1/33	375,215
98,384	Pool #702479, 5.00%, 6/1/33	109,626
39,669	Pool #723066, 5.00%, 4/1/33	44,202
161,512	Pool #723067, 5.50%, 5/1/33	175,327
128,635	Pool #723070, 4.50%, 5/1/33	141,358
222,642	Pool #727311, 4.50%, 9/1/33	244,305
111,204	Pool #727312, 5.00%, 9/1/33	123,910
128,948	Pool #727315, 6.00%, 10/1/33	143,255
32,651	Pool #738589, 5.00%, 9/1/33	36,439
41,070	Pool #739269, 5.00%, 9/1/33	45,834
43,299	Pool #743595, 5.50%, 10/1/33	46,063
83,151	Pool #748041, 4.50%, 10/1/33	91,242
74,840	Pool #749891, 5.00%, 9/1/33	83,391
143,066	Pool #753533, 5.00%, 11/1/33	159,414
36,421	Pool #755679, 6.00%, 1/1/34	38,861
38,945	Pool #776851, 6.00%, 10/1/34	41,643
329,668	Pool #777621, 5.00%, 2/1/34	367,338
70,617	Pool #781741, 6.00%, 9/1/34	76,659
98,883	Pool #781954, 5.00%, 6/1/34	111,219
85,929	Pool #781959, 5.50%, 6/1/34	91,668
123,753	Pool #783893, 5.50%, 12/1/34	135,598
63,173	Pool #783929, 5.50%, 10/1/34	68,001
7,000	Pool #788329, 6.50%, 8/1/34	7,030
37,113	Pool #798725, 5.50%, 11/1/34	38,832
54,673	Pool #799548, 6.00%, 9/1/34	58,951
633,042	Pool #806754, 4.50%, 9/1/34	694,883
270,964	Pool #806757, 6.00%, 9/1/34	301,324
360,106	Pool #806761, 5.50%, 9/1/34	407,437
98,360	Pool #808205, 5.00%, 1/1/35	110,631
168,849	Pool #815009, 5.00%, 4/1/35	189,851

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$63,348	Pool #817641, 5.00%, 11/1/35	$71,228
134,066	Pool #820335, 5.00%, 9/1/35	150,742
96,683	Pool #820336, 5.00%, 9/1/35	108,709
89,828	Pool #822008, 5.00%, 5/1/35	101,001
142,379	Pool #829275, 5.00%, 8/1/35	160,089
135,271	Pool #829276, 5.00%, 8/1/35	152,097
206,304	Pool #829649, 5.50%, 3/1/35	225,342
142,836	Pool #844361, 5.50%, 11/1/35	154,863
86,481	Pool #845245, 5.50%, 11/1/35	93,280
28,363	Pool #866969, 6.00%, 2/1/36	29,254
71,617	Pool #884693, 5.50%, 4/1/36	77,057
314,442	Pool #885724, 5.50%, 6/1/36	345,222
64,856	Pool #919368, 5.50%, 4/1/37	69,514
253,502	Pool #922582, 6.00%, 12/1/36	280,595
197,774	Pool #934941, 5.00%, 8/1/39	222,357
271,176	Pool #934942, 5.00%, 9/1/39	304,883
33,654	Pool #941204, 5.50%, 6/1/37	34,974
54,470	Pool #943394, 5.50%, 6/1/37	58,323
183,249	Pool #948600, 6.00%, 8/1/37	201,762
68,975	Pool #952678, 6.50%, 8/1/37	74,828
76,549	Pool #952693, 6.50%, 8/1/37	82,650
98,240	Pool #986239, 6.00%, 7/1/38	106,328
113,824	Pool #986957, 5.50%, 7/1/38	123,918
50,739	Pool #990510, 5.50%, 8/1/38	53,770
152,432	Pool #990511, 6.00%, 8/1/38	168,145
151,432	Pool #990617, 5.50%, 9/1/38	166,645
170,585	Pool #AA0645, 4.50%, 3/1/39	187,900
123,998	Pool #AA2243, 4.50%, 5/1/39	137,589
80,811	Pool #AA3206, 4.00%, 4/1/39	88,607
384,796	Pool #AA3207, 4.50%, 3/1/39	423,855
211,993	Pool #AA7042, 4.50%, 6/1/39	233,511
335,195	Pool #AA7658, 4.00%, 6/1/39	365,389
9,521	Pool #AA7659, 4.50%, 6/1/39	10,488
57,582	Pool #AA7741, 4.50%, 6/1/24	59,018
1,050,261	Pool #AB7798, 3.00%, 1/1/43	1,106,639
881,437	Pool #AB9204, 3.00%, 4/1/43	928,140
92,475	Pool #AC1463, 5.00%, 8/1/39	103,970
259,765	Pool #AC2109, 4.50%, 7/1/39	286,133
22,154	Pool #AC4394, 5.00%, 9/1/39	24,942
245,487	Pool #AC4395, 5.00%, 9/1/39	276,001
92,013	Pool #AC5329, 5.00%, 10/1/39	103,450
113,959	Pool #AC6304, 5.00%, 11/1/39	128,124
192,561	Pool #AC6305, 5.00%, 11/1/39	216,496
131,541	Pool #AC6307, 5.00%, 12/1/39	147,891
283,943	Pool #AC6790, 5.00%, 12/1/39	319,237
402,149	Pool #AC7199, 5.00%, 12/1/39	452,136
279,160	Pool #AD1470, 5.00%, 2/1/40	313,637

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$767,696	Pool #AD1471, 4.50%, 2/1/40	$845,621
575,423	Pool #AD1585, 4.50%, 2/1/40	633,830
330,910	Pool #AD1586, 5.00%, 1/1/40	372,043
230,271	Pool #AD1638, 4.50%, 2/1/40	253,734
136,065	Pool #AD1640, 4.50%, 3/1/40	149,929
764,881	Pool #AD1942, 4.50%, 1/1/40	842,520
138,962	Pool #AD1943, 5.00%, 1/1/40	156,235
153,776	Pool #AD1988, 4.50%, 2/1/40	169,385
181,593	Pool #AD2896, 5.00%, 3/1/40	204,020
91,033	Pool #AD4456, 4.50%, 4/1/40	100,309
408,307	Pool #AD4458, 4.50%, 4/1/40	449,911
246,534	Pool #AD4940, 4.50%, 6/1/40	271,654
83,360	Pool #AD4946, 4.50%, 6/1/40	91,854
112,973	Pool #AD5728, 5.00%, 4/1/40	126,925
207,573	Pool #AD7239, 4.50%, 7/1/40	228,723
50,141	Pool #AD7242, 4.50%, 7/1/40	55,384
86,906	Pool #AD7256, 4.50%, 7/1/40	95,761
229,647	Pool #AD7271, 4.50%, 7/1/40	253,047
251,341	Pool #AD7272, 4.50%, 7/1/40	276,951
158,260	Pool #AD8960, 5.00%, 6/1/40	177,825
437,132	Pool #AD9614, 4.50%, 8/1/40	481,672
40,068	Pool #AE2011, 4.00%, 9/1/40	43,675
970,995	Pool #AE2012, 4.00%, 9/1/40	1,058,419
111,714	Pool #AE2023, 4.00%, 9/1/40	121,850
401,455	Pool #AE5432, 4.00%, 10/1/40	437,600
314,241	Pool #AE5435, 4.50%, 9/1/40	346,260
233,590	Pool #AE5806, 4.50%, 9/1/40	257,391
458,071	Pool #AE5861, 4.00%, 10/1/40	499,313
124,018	Pool #AE5862, 4.00%, 10/1/40	135,184
265,579	Pool #AE6850, 4.00%, 10/1/40	289,491
13,591	Pool #AE6851, 4.00%, 10/1/40	14,815
146,738	Pool #AE7699, 4.00%, 11/1/40	159,949
393,493	Pool #AE7703, 4.00%, 10/1/40	428,921
276,886	Pool #AE7707, 4.00%, 11/1/40	301,815
223,264	Pool #AH0300, 4.00%, 11/1/40	243,365
220,491	Pool #AH0301, 3.50%, 11/1/40	236,479
26,680	Pool #AH0302, 4.00%, 11/1/40	29,082
259,360	Pool #AH0306, 4.00%, 12/1/40	282,894
351,577	Pool #AH0508, 4.00%, 11/1/40	383,232
564,161	Pool #AH0537, 4.00%, 12/1/40	614,955
528,478	Pool #AH0914, 4.50%, 11/1/40	582,326
272,216	Pool #AH0917, 4.00%, 12/1/40	296,725
229,707	Pool #AH1077, 4.00%, 1/1/41	252,312
331,496	Pool #AH2973, 4.00%, 12/1/40	361,343
312,089	Pool #AH2980, 4.00%, 1/1/41	340,188
639,296	Pool #AH5656, 4.00%, 1/1/41	696,855
335,900	Pool #AH5658, 4.00%, 2/1/41	366,143
241,237	Pool #AH5662, 4.00%, 2/1/41	263,126

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$283,252	Pool #AH5882, 4.00%, 2/1/26	$298,441
154,464	Pool #AH6764, 4.00%, 3/1/41	168,371
635,504	Pool #AH6768, 4.00%, 3/1/41	692,806
123,266	Pool #AH7277, 4.00%, 3/1/41	134,381
591,263	Pool #AH7281, 4.00%, 3/1/41	644,576
107,709	Pool #AH7526, 4.50%, 3/1/41	118,698
446,187	Pool #AH7537, 4.00%, 3/1/41	486,419
138,030	Pool #AH8878, 4.50%, 4/1/41	152,114
142,373	Pool #AH8885, 4.50%, 4/1/41	157,557
129,595	Pool #AH9050, 3.50%, 2/1/26	136,534
352,240	Pool #AI0114, 4.00%, 3/1/41	384,001
280,283	Pool #AI1846, 4.50%, 5/1/41	308,881
274,912	Pool #AI1847, 4.50%, 5/1/41	302,961
549,520	Pool #AI1848, 4.50%, 5/1/41	605,588
352,038	Pool #AI1849, 4.50%, 5/1/41	387,957
170,736	Pool #AJ0651, 4.00%, 8/1/41	186,131
116,649	Pool #AJ7668, 4.00%, 11/1/41	127,167
572,143	Pool #AJ9133, 4.00%, 1/1/42	623,731
280,095	Pool #AK6715, 3.50%, 3/1/42	300,470
343,096	Pool #AK6716, 3.50%, 3/1/42	368,054
325,147	Pool #AK6718, 3.50%, 2/1/42	348,799
823,523	Pool #AM1750, 3.04%, 12/1/30	843,015
2,739,389	Pool #AM4392, 3.79%, 10/1/23	2,822,151
221,586	Pool #AM6907, 3.68%, 10/1/32	248,531
1,386,566	Pool #AM7764, 3.05%, 1/1/27	1,469,870
462,083	Pool #AM9780, 3.31%, 3/1/31	509,867
350,000	Pool #AN0360, 3.95%, 12/1/45	405,742
298,124	Pool #AN1381, 2.56%, 8/1/26	309,747
901,374	Pool #AN2066, 2.75%, 7/1/26	921,023
917,738	Pool #AN2746, 2.30%, 9/1/26	946,746
455,669	Pool #AN3919, 2.82%, 12/1/26	479,228
1,145,000	Pool #AN4045, 3.15%, 1/1/29	1,213,366
825,531	Pool #AN5053, 3.34%, 4/1/27	887,727
202,010	Pool #AN6580, 3.36%, 9/1/29	221,679
927,455	Pool #AN7154, 3.21%, 10/1/32	1,026,117
469,139	Pool #AN7982, 2.80%, 1/1/26	486,665
2,000,000	Pool #AN8055, 3.05%, 1/1/30	2,173,446
1,500,000	Pool #AN8121, 3.16%, 1/1/35	1,662,979
206,266	Pool #AO2923, 3.50%, 5/1/42	221,808
581,268	Pool #AO8029, 3.50%, 7/1/42	623,551
138,558	Pool #AP7483, 3.50%, 9/1/42	148,637
198,366	Pool #AQ6710, 2.50%, 10/1/27	205,521
824,165	Pool #AQ7193, 3.50%, 7/1/43	883,852
223,576	Pool #AR6928, 3.00%, 3/1/43	236,722
830,769	Pool #AS1916, 4.00%, 3/1/44	903,718
142,307	Pool #AS1917, 4.00%, 3/1/44	154,803
182,535	Pool #AS2129, 4.00%, 3/1/44	198,563

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$423,035	Pool #AS2439, 4.00%, 5/1/44	$460,181
490,457	Pool #AS3244, 4.00%, 9/1/44	533,524
787,613	Pool #AS3494, 4.00%, 10/1/44	856,773
187,196	Pool #AS3726, 4.00%, 11/1/44	200,623
365,001	Pool #AS3929, 4.00%, 12/1/44	397,052
466,972	Pool #AS3930, 4.00%, 11/1/44	507,976
486,351	Pool #AS4070, 4.00%, 12/1/44	532,618
149,645	Pool #AS4390, 3.50%, 2/1/45	160,641
172,350	Pool #AS4732, 3.50%, 4/1/45	184,311
676,466	Pool #AS4905, 3.50%, 4/1/45	722,204
979,749	Pool #AS5341, 3.50%, 7/1/45	1,045,993
567,102	Pool #AS5576, 4.00%, 8/1/45	613,023
564,658	Pool #AS5919, 3.50%, 9/1/45	605,471
480,764	Pool #AS6303, 4.00%, 11/1/45	519,693
238,523	Pool #AS6607, 4.00%, 1/1/46	257,838
898,395	Pool #AS6778, 3.50%, 3/1/46	960,664
273,417	Pool #AS6958, 3.50%, 4/1/46	293,156
745,915	Pool #AS7138, 3.50%, 5/1/46	794,736
388,311	Pool #AS7139, 3.50%, 5/1/46	413,726
830,806	Pool #AS7334, 3.00%, 6/1/46	869,971
889,683	Pool #AS7335, 3.00%, 5/1/46	931,581
551,713	Pool #AS7336, 3.00%, 6/1/46	584,402
1,489,836	Pool #AS7504, 3.00%, 7/1/46	1,559,997
458,030	Pool #AS7516, 3.00%, 7/1/46	479,600
626,912	Pool #AS7517, 3.00%, 6/1/46	656,435
123,980	Pool #AS7518, 3.00%, 7/1/46	131,128
155,416	Pool #AS7674, 3.00%, 8/1/46	162,734
1,055,254	Pool #AS7676, 3.00%, 8/1/46	1,104,949
655,067	Pool #AS8077, 3.00%, 10/1/46	685,916
484,048	Pool #AS8289, 3.00%, 10/1/46	506,843
705,339	Pool #AS8441, 3.00%, 11/1/46	738,555
997,418	Pool #AS8633, 3.50%, 1/1/47	1,062,701
319,959	Pool #AS8776, 3.50%, 2/1/47	340,901
346,645	Pool #AS9381, 4.00%, 4/1/47	373,507
163,792	Pool #AS9549, 4.00%, 5/1/47	176,825
1,000,178	Pool #AS9550, 4.00%, 5/1/47	1,074,354
206,019	Pool #AS9727, 3.50%, 6/1/47	218,323
242,545	Pool #AS9729, 4.00%, 6/1/47	259,731
195,354	Pool #AS9825, 4.00%, 6/1/47	210,492
446,589	Pool #AT2688, 3.00%, 5/1/43	470,251
89,238	Pool #AT2691, 3.00%, 5/1/43	94,952
383,124	Pool #AT3963, 2.50%, 3/1/28	396,686
120,876	Pool #AT7873, 2.50%, 6/1/28	125,160
328,841	Pool #AU0971, 3.50%, 8/1/43	352,656
374,229	Pool #AU2165, 3.50%, 7/1/43	401,331
523,459	Pool #AU2188, 3.50%, 8/1/43	561,368
67,298	Pool #AU6054, 4.00%, 9/1/43	73,717
299,808	Pool #AU6718, 4.00%, 10/1/43	325,895

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$362,796	Pool #AU7003, 4.00%, 11/1/43	$399,246
237,880	Pool #AU7005, 4.00%, 11/1/43	259,843
490,044	Pool #AV0679, 4.00%, 12/1/43	535,289
341,139	Pool #AV9282, 4.00%, 2/1/44	367,496
338,231	Pool #AW0993, 4.00%, 5/1/44	370,434
135,063	Pool #AW1565, 4.00%, 4/1/44	145,843
706,005	Pool #AW5046, 4.00%, 7/1/44	767,998
82,237	Pool #AW5047, 4.00%, 7/1/44	90,485
108,160	Pool #AW7040, 4.00%, 6/1/44	117,352
227,027	Pool #AW8629, 3.50%, 5/1/44	242,804
690,746	Pool #AX2884, 3.50%, 11/1/44	746,810
570,977	Pool #AX4860, 3.50%, 12/1/44	611,180
572,354	Pool #AY1389, 3.50%, 4/1/45	611,053
175,052	Pool #AY3435, 3.50%, 5/1/45	188,858
611,065	Pool #AY5571, 3.50%, 6/1/45	652,381
319,558	Pool #BC0802, 3.50%, 4/1/46	341,707
521,013	Pool #BC0804, 3.50%, 4/1/46	555,114
656,182	Pool #BC1135, 3.00%, 6/1/46	688,932
933,022	Pool #BD5021, 3.50%, 2/1/47	995,702
1,138,986	Pool #BD7140, 4.00%, 4/1/47	1,219,694
1,403,489	Pool #BE4232, 3.00%, 12/1/46	1,469,582
182,289	Pool #BE9743, 3.50%, 4/1/47	194,880
1,182,080	Pool #BH2665, 3.50%, 9/1/47	1,257,197
322,207	Pool #BH4659, 4.00%, 6/1/47	346,102
472,296	Pool #BJ0657, 4.00%, 2/1/48	503,443
586,997	Pool #BJ2670, 4.00%, 4/1/48	625,014
760,870	Pool #BJ5158, 4.00%, 4/1/48	816,054
480,444	Pool #BK7685, 4.00%, 10/1/48	512,185
431,604	Pool #BK7924, 4.00%, 11/1/48	464,966
8,920,000	Pool #BL4650, 2.30%, 10/1/31	9,273,770
2,400,000	Pool #BL4970, 2.80%, 11/1/36	2,544,509
2,610,459	Pool #BL9077, 1.50%, 1/1/31	2,574,065
3,000,000	Pool #BL9218, 1.41%, 11/1/30	2,923,483
500,000	Pool #BL9633, 1.92%, 12/1/35	493,409
1,527,000	Pool #BL9652, 1.56%, 12/1/30	1,511,477
1,500,000	Pool #BL9824, 1.56%, 12/1/30	1,478,867
250,000	Pool #BL9895, 1.62%, 12/1/32	244,203
198,565	Pool #BO1263, 3.50%, 6/1/49	210,465
713,125	Pool #BO3599, 3.00%, 9/1/49	739,638
579,439	Pool #BO5263, 3.00%, 9/1/49	600,982
2,826,180	Pool #BO6771, 2.50%, 5/1/51	2,887,118
781,896	Pool #BP3417, 2.50%, 5/1/51	798,756
698,103	Pool #BP8731, 2.50%, 6/1/50	714,444
1,345,580	Pool #BP8741, 2.50%, 6/1/50	1,374,153
1,898,084	Pool #BQ4469, 2.00%, 2/1/51	1,897,369
507,048	Pool #BQ4493, 1.50%, 2/1/51	491,877
469,839	Pool #BQ5723, 2.00%, 10/1/50	469,662

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,486,238	Pool #BQ7523, 2.00%, 11/1/50	$1,485,678
841,771	Pool #BQ7524, 2.50%, 10/1/50	861,731
4,726,315	Pool #BR0940, 2.00%, 4/1/51	4,717,321
919,361	Pool #BR1037, 2.50%, 5/1/51	939,184
2,530,767	Pool #BR1113, 2.00%, 11/1/50	2,529,813
878,837	Pool #BR1114, 1.50%, 11/1/50	852,542
333,121	Pool #BR1115, 2.50%, 12/1/50	340,195
1,296,259	Pool #BR2051, 2.50%, 6/1/51	1,324,209
2,899,654	Pool #BR2234, 2.50%, 8/1/51	2,962,198
1,054,126	Pool #BR3565, 2.00%, 1/1/51	1,053,729
817,895	Pool #BR3566, 2.50%, 12/1/50	837,414
226,590	Pool #BR7088, 2.00%, 3/1/51	226,159
1,752,976	Pool #BS0025, 1.38%, 12/1/30	1,715,973
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,946,512
2,950,000	Pool #BS0179, 1.67%, 1/1/33	2,899,428
4,412,317	Pool #BS0345, 1.61%, 1/1/36	4,265,421
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,489,904
1,990,000	Pool #BS0596, 1.38%, 1/1/31	1,933,459
3,700,000	Pool #BS0915, 1.62%, 3/1/31	3,648,604
1,000,000	Pool #BS1281, 1.59%, 3/1/31	985,814
690,000	Pool #BS1326, 1.19%, 3/1/26	685,592
1,969,583	Pool #BS1482, 1.61%, 3/1/31	1,956,223
700,000	Pool #BS1524, 2.01%, 3/1/33	703,769
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,524,074
2,024,804	Pool #BS1877, 2.97%, 5/1/51	2,180,543
2,018,987	Pool #BT6821, 2.50%, 10/1/51	2,062,848
2,069,702	Pool #BT9419, 2.50%, 11/1/51	2,114,825
677,500	Pool #BT9520, 2.50%, 12/1/51	692,375
918,068	Pool #CA0114, 3.50%, 8/1/47	972,720
598,714	Pool #CA0334, 3.50%, 9/1/47	638,796
1,276,042	Pool #CA0534, 3.50%, 10/1/47	1,352,004
403,204	Pool #CA0536, 3.50%, 10/1/47	428,826
610,558	Pool #CA0551, 4.00%, 10/1/47	655,838
513,640	Pool #CA0565, 3.50%, 10/1/47	546,280
1,098,464	Pool #CA0742, 3.50%, 11/1/47	1,163,855
644,540	Pool #CA0743, 3.50%, 11/1/47	689,059
669,297	Pool #CA0825, 3.50%, 12/1/47	709,140
686,368	Pool #CA0981, 3.50%, 12/1/47	727,227
425,132	Pool #CA1070, 3.50%, 1/1/48	450,440
491,627	Pool #CA1115, 3.50%, 1/1/48	520,893
1,008,943	Pool #CA1130, 3.50%, 1/1/48	1,069,004
668,901	Pool #CA1131, 3.50%, 2/1/48	708,721
662,640	Pool #CA1132, 3.50%, 1/1/48	702,086
856,880	Pool #CA1144, 3.50%, 2/1/48	911,332
109,030	Pool #CA1152, 3.50%, 2/1/48	115,959
407,963	Pool #CA1160, 3.50%, 2/1/48	436,142
514,165	Pool #CA1161, 3.50%, 2/1/48	542,664
284,522	Pool #CA1338, 4.00%, 3/1/48	303,319

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$882,766	Pool #CA1339, 3.50%, 3/1/48	$931,695
516,286	Pool #CA1418, 4.00%, 3/1/48	550,394
249,706	Pool #CA1420, 4.00%, 3/1/48	266,202
190,664	Pool #CA1468, 4.00%, 3/1/48	205,052
711,475	Pool #CA1469, 4.00%, 3/1/48	757,554
413,800	Pool #CA1471, 4.00%, 3/1/48	443,812
1,116,065	Pool #CA1507, 4.00%, 4/1/48	1,189,798
418,719	Pool #CA1610, 3.50%, 3/1/48	441,928
444,611	Pool #CA1611, 4.00%, 4/1/48	476,857
436,971	Pool #CA1612, 3.50%, 4/1/48	465,699
521,438	Pool #CA1613, 4.00%, 4/1/48	555,210
202,403	Pool #CA2381, 4.00%, 9/1/48	217,677
217,744	Pool #CA2440, 4.00%, 9/1/48	233,536
346,344	Pool #CA2441, 4.00%, 10/1/48	373,115
259,913	Pool #CA2442, 4.00%, 10/1/48	280,003
608,486	Pool #CA2443, 4.00%, 10/1/48	652,618
197,465	Pool #CA2468, 4.00%, 10/1/48	212,366
617,703	Pool #CA2594, 4.00%, 11/1/48	668,093
251,848	Pool #CA2913, 4.00%, 1/1/49	268,487
315,715	Pool #CA3042, 4.00%, 1/1/49	336,573
363,904	Pool #CA3043, 4.00%, 2/1/49	391,365
582,625	Pool #CA3045, 4.50%, 1/1/49	629,435
28,270	Pool #CA3132, 4.00%, 2/1/49	30,570
255,539	Pool #CA3557, 3.50%, 5/1/49	272,771
545,575	Pool #CA3628, 3.50%, 6/1/49	579,573
668,905	Pool #CA3793, 3.50%, 6/1/49	705,434
144,187	Pool #CA3936, 3.50%, 7/1/49	153,626
437,805	Pool #CA4043, 3.00%, 8/1/49	454,082
512,569	Pool #CA4320, 3.00%, 9/1/49	531,626
694,614	Pool #CA5106, 3.00%, 1/1/50	720,439
434,086	Pool #CA5132, 3.00%, 2/1/50	450,225
990,876	Pool #CA5309, 3.00%, 3/1/50	1,026,566
554,521	Pool #CA5312, 3.00%, 3/1/50	574,494
699,020	Pool #CA6150, 2.50%, 6/1/50	713,864
1,214,740	Pool #CA6151, 2.50%, 6/1/50	1,240,534
293,412	Pool #CA6251, 3.00%, 6/1/50	304,946
1,691,733	Pool #CA6253, 2.00%, 7/1/50	1,691,096
4,356,912	Pool #CA6261, 2.50%, 6/1/50	4,454,368
1,538,772	Pool #CA6263, 2.50%, 7/1/50	1,571,446
861,130	Pool #CA6285, 2.50%, 7/1/50	879,416
1,763,790	Pool #CA6966, 2.00%, 9/1/50	1,763,125
2,583,845	Pool #CA6967, 2.00%, 9/1/50	2,582,871
1,413,814	Pool #CA6968, 2.00%, 9/1/50	1,413,281
1,104,371	Pool #CA6969, 2.00%, 9/1/50	1,103,955
1,556,580	Pool #CA6971, 2.50%, 9/1/50	1,589,633
1,434,971	Pool #CA6972, 2.50%, 8/1/50	1,465,441
1,026,271	Pool #CA6973, 2.50%, 9/1/50	1,048,063

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,151,872	Pool #CA7258, 2.50%, 9/1/50	$1,176,331
1,211,992	Pool #CA7259, 2.50%, 9/1/50	1,237,728
1,683,029	Pool #CA7317, 2.00%, 10/1/50	1,682,395
1,857,454	Pool #CA7549, 2.00%, 10/1/50	1,856,754
1,833,332	Pool #CA7917, 2.00%, 11/1/50	1,835,208
925,612	Pool #CA8069, 1.50%, 12/1/50	897,917
1,121,077	Pool #CA8070, 2.00%, 12/1/50	1,120,655
3,857,782	Pool #CA8077, 2.00%, 12/1/50	3,856,328
4,298,793	Pool #CA8337, 1.50%, 12/1/50	4,170,169
4,861,357	Pool #CA8340, 2.00%, 12/1/50	4,859,526
911,224	Pool #CA8425, 1.50%, 12/1/50	883,960
1,078,095	Pool #CA8432, 2.00%, 12/1/50	1,077,689
2,569,729	Pool #CA8518, 2.00%, 1/1/51	2,568,761
1,411,904	Pool #CA8685, 1.50%, 1/1/51	1,369,659
4,392,526	Pool #CA8811, 2.00%, 1/1/51	4,390,871
4,994,175	Pool #CA9048, 2.00%, 2/1/51	4,992,293
4,039,417	Pool #CB0063, 2.50%, 4/1/51	4,126,516
344,847	Pool #CB0245, 2.50%, 4/1/51	352,282
914,592	Pool #CB0437, 2.50%, 5/1/51	934,312
649,008	Pool #CB0480, 2.50%, 5/1/51	663,002
259,843	Pool #CB0576, 2.50%, 5/1/51	265,446
272,947	Pool #CB0582, 2.50%, 5/1/51	278,832
2,302,117	Pool #CB0688, 2.50%, 6/1/51	2,353,126
489,680	Pool #CB0689, 2.50%, 6/1/51	500,238
1,074,302	Pool #CB0972, 2.50%, 6/1/51	1,097,466
502,151	Pool #CB1003, 2.50%, 7/1/51	512,979
316,303	Pool #CB1010, 2.50%, 7/1/51	323,123
1,425,576	Pool #CB1060, 2.00%, 7/1/51	1,422,864
2,121,309	Pool #CB1311, 2.50%, 8/1/51	2,167,064
2,105,281	Pool #CB1444, 2.50%, 8/1/51	2,150,854
1,017,012	Pool #CB1515, 2.50%, 8/1/51	1,039,027
1,786,263	Pool #CB1532, 2.50%, 9/1/51	1,824,930
10,083,030	Pool #CB1575, 2.50%, 9/1/51	10,301,296
1,996,380	Pool #CB1809, 2.50%, 10/1/51	2,039,750
1,085,731	Pool #CB1956, 2.50%, 10/1/51	1,110,208
3,911,194	Pool #CB2029, 2.50%, 11/1/51	3,996,464
1,930,379	Pool #CB2205, 2.50%, 11/1/51	1,972,614
749,176	Pool #CB2268, 2.50%, 12/1/51	765,567
3,537,095	Pool #CB2467, 2.50%, 12/1/51	3,614,757
1,880,900	Pool #CB2515, 2.50%, 12/1/51	1,922,198
49,334	Pool #MC0013, 5.50%, 12/1/38	53,059
79,849	Pool #MC0014, 5.50%, 12/1/38	86,957
66,001	Pool #MC0016, 5.50%, 11/1/38	71,395
63,306	Pool #MC0038, 4.50%, 3/1/39	70,245
43,610	Pool #MC0059, 4.00%, 4/1/39	48,199
77,359	Pool #MC0081, 4.00%, 5/1/39	84,821
41,305	Pool #MC0112, 4.50%, 6/1/39	45,832
82,771	Pool #MC0127, 4.50%, 7/1/39	91,245

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$358,458	Pool #MC0154, 4.50%, 8/1/39	$394,843
83,047	Pool #MC0160, 4.50%, 8/1/39	91,549
197,290	Pool #MC0177, 4.50%, 9/1/39	217,316
113,388	Pool #MC0270, 4.50%, 3/1/40	123,502
257,165	Pool #MC0325, 4.50%, 7/1/40	283,368
144,654	Pool #MC0584, 4.00%, 1/1/42	157,697
58,058	Pool #MC3344, 5.00%, 12/1/38	65,349
		322,356,851
Freddie Mac — 36.06%
432,835	Pool #Q63813, 3.50%, 4/1/49	459,941
775,029	Pool #QB5148, 2.00%, 11/1/50	774,737
1,263,931	Pool #QB5731, 2.00%, 11/1/50	1,263,455
2,091,718	Pool #QB5732, 2.50%, 11/1/50	2,136,176
1,754,987	Pool #QB6982, 2.00%, 11/1/50	1,754,325
527,946	Pool #QB6992, 1.50%, 12/1/50	512,152
1,326,661	Pool #QC4676, 2.50%, 7/1/51	1,355,281
1,184,543	Pool #QC6090, 2.50%, 8/1/51	1,210,107
1,749,206	Pool #QC6108, 2.50%, 8/1/51	1,787,091
1,063,215	Pool #QC6643, 2.50%, 8/1/51	1,086,242
1,120,794	Pool #QC9175, 2.50%, 10/1/51	1,145,155
1,790,818	Pool #QD0152, 2.50%, 10/1/51	1,829,882
277,491	Pool #QD1762, 2.00%, 11/1/51	276,963
2,767,494	Pool #QD4183, 2.50%, 12/1/51	2,828,076
496,557	Pool #RA1234, 3.50%, 8/1/49	523,776
518,370	Pool #RA1382, 3.00%, 9/1/49	537,663
1,658,892	Pool #RA1383, 3.00%, 9/1/49	1,720,632
262,066	Pool #RA1470, 3.00%, 10/1/49	271,820
470,369	Pool #RA1713, 3.00%, 11/1/49	487,875
485,973	Pool #RA1714, 3.00%, 11/1/49	504,059
229,131	Pool #RA1715, 3.00%, 10/1/49	237,659
914,326	Pool #RA1716, 3.00%, 11/1/49	948,354
488,799	Pool #RA1724, 2.50%, 10/1/49	499,116
524,599	Pool #RA1979, 3.00%, 12/1/49	544,124
931,600	Pool #RA1987, 3.00%, 12/1/49	966,272
1,528,913	Pool #RA1988, 3.00%, 1/1/50	1,585,815
802,693	Pool #RA2158, 3.00%, 2/1/50	831,585
994,843	Pool #RA2162, 3.00%, 2/1/50	1,034,488
1,054,925	Pool #RA2255, 3.00%, 3/1/50	1,092,896
1,582,194	Pool #RA2256, 3.00%, 3/1/50	1,639,143
968,090	Pool #RA2340, 3.00%, 3/1/50	1,002,935
367,681	Pool #RA2395, 2.50%, 4/1/50	375,496
455,260	Pool #RA3097, 2.50%, 7/1/50	465,893
1,655,835	Pool #RA3207, 2.50%, 7/1/50	1,691,029
3,248,982	Pool #RA3208, 2.50%, 7/1/50	3,318,037
5,562,751	Pool #RA3249, 2.50%, 8/1/50	5,680,985
851,058	Pool #RA3339, 2.00%, 8/1/50	850,737
1,406,978	Pool #RA3552, 2.00%, 9/1/50	1,406,448

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,184,187	Pool #RA3553, 2.50%, 8/1/50	$1,209,357
3,765,002	Pool #RA3679, 2.00%, 9/1/50	3,763,583
1,899,757	Pool #RA3680, 2.50%, 9/1/50	1,940,135
812,692	Pool #RA3711, 2.00%, 9/1/50	812,385
612,712	Pool #RA3712, 2.50%, 9/1/50	625,735
544,125	Pool #RA3733, 2.00%, 10/1/50	543,920
740,243	Pool #RA3734, 2.50%, 10/1/50	755,977
864,640	Pool #RA3747, 2.00%, 9/1/50	864,314
3,921,079	Pool #RA3748, 2.50%, 10/1/50	4,004,419
1,877,515	Pool #RA3751, 2.00%, 10/1/50	1,876,808
2,775,038	Pool #RA3803, 1.50%, 12/1/50	2,692,022
407,094	Pool #RA3861, 1.50%, 10/1/50	394,916
1,713,471	Pool #RA3862, 2.00%, 10/1/50	1,712,825
1,955,481	Pool #RA3917, 1.50%, 10/1/50	1,896,982
3,605,653	Pool #RA3918, 2.00%, 10/1/50	3,604,294
840,273	Pool #RA3928, 1.50%, 11/1/50	815,136
243,174	Pool #RA3929, 2.00%, 10/1/50	243,089
582,586	Pool #RA4018, 2.00%, 1/1/51	582,367
697,188	Pool #RA4055, 2.00%, 11/1/50	696,925
731,338	Pool #RA4056, 1.50%, 11/1/50	709,459
8,089,435	Pool #RA4195, 2.00%, 12/1/50	8,086,387
5,555,114	Pool #RA4254, 2.00%, 12/1/50	5,553,020
921,286	Pool #RA4274, 1.50%, 12/1/50	893,726
1,237,003	Pool #RA4357, 2.00%, 1/1/51	1,236,537
1,578,677	Pool #RA4377, 2.00%, 2/1/51	1,578,082
2,334,335	Pool #RA4420, 2.00%, 1/1/51	2,333,455
3,424,262	Pool #RA4503, 2.00%, 2/1/51	3,422,971
903,409	Pool #RA4548, 2.00%, 2/1/51	903,069
2,280,462	Pool #RA4578, 2.00%, 2/1/51	2,276,124
359,518	Pool #RA4590, 2.00%, 2/1/51	358,834
308,465	Pool #RA4597, 2.00%, 2/1/51	308,349
257,233	Pool #RA4618, 2.00%, 2/1/51	257,136
1,000,217	Pool #RA4621, 2.00%, 2/1/51	998,315
1,674,079	Pool #RA4738, 2.00%, 3/1/51	1,670,895
4,337,137	Pool #RA4745, 2.00%, 3/1/51	4,328,887
1,445,884	Pool #RA4775, 2.00%, 3/1/51	1,443,133
1,362,209	Pool #RA4835, 2.50%, 3/1/51	1,391,597
2,601,379	Pool #RA4872, 2.50%, 4/1/51	2,657,500
4,307,948	Pool #RA4960, 2.50%, 4/1/51	4,400,886
8,554,390	Pool #RA5020, 2.00%, 4/1/51	8,538,117
3,395,650	Pool #RA5021, 1.50%, 4/1/51	3,287,562
417,914	Pool #RA5043, 2.50%, 4/1/51	426,930
725,040	Pool #RA5045, 2.50%, 5/1/51	740,682
3,096,596	Pool #RA5068, 2.00%, 4/1/51	3,090,705
1,792,061	Pool #RA5173, 2.50%, 4/1/51	1,830,722
1,045,206	Pool #RA5195, 2.50%, 5/1/51	1,078,361
911,909	Pool #RA5197, 2.50%, 5/1/51	931,582
1,377,257	Pool #RA5217, 2.50%, 5/1/51	1,420,975

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$2,278,010	Pool #RA5234, 2.50%, 5/1/51	$2,327,154
1,147,412	Pool #RA5237, 2.50%, 5/1/51	1,172,166
2,812,103	Pool #RA5278, 2.50%, 5/1/51	2,872,770
2,239,011	Pool #RA5350, 2.50%, 6/1/51	2,287,314
3,020,450	Pool #RA5379, 2.50%, 6/1/51	3,085,612
3,403,699	Pool #RA5380, 2.50%, 6/1/51	3,477,129
1,916,950	Pool #RA5387, 2.50%, 6/1/51	1,969,637
245,768	Pool #RA5404, 2.50%, 6/1/51	251,070
8,341,628	Pool #RA5427, 2.50%, 6/1/51	8,521,586
2,425,314	Pool #RA5452, 2.50%, 6/1/51	2,477,636
1,470,133	Pool #RA5509, 2.50%, 7/1/51	1,501,848
525,746	Pool #RA5525, 2.50%, 7/1/51	537,088
875,310	Pool #RA5541, 2.50%, 7/1/51	894,193
2,342,048	Pool #RA5597, 2.50%, 7/1/51	2,392,591
2,309,430	Pool #RA5621, 2.50%, 8/1/51	2,359,270
247,513	Pool #RA5686, 2.50%, 7/1/51	253,039
1,941,083	Pool #RA5701, 2.00%, 8/1/51	1,937,794
1,909,851	Pool #RA5719, 2.50%, 10/1/51	1,951,511
3,322,066	Pool #RA5726, 2.50%, 8/1/51	3,394,016
1,838,872	Pool #RA5796, 2.50%, 8/1/51	1,878,699
1,953,827	Pool #RA5873, 2.50%, 9/1/51	1,996,144
828,529	Pool #RA5874, 2.50%, 9/1/51	846,538
2,968,900	Pool #RA5948, 2.50%, 12/1/51	3,036,328
174,087	Pool #RA5951, 2.50%, 9/1/51	177,871
4,068,312	Pool #RA6030, 2.50%, 10/1/51	4,156,740
3,700,085	Pool #RA6106, 2.50%, 10/1/51	3,780,509
1,336,607	Pool #RA6117, 2.50%, 10/1/51	1,365,763
1,502,043	Pool #RA6276, 2.50%, 11/1/51	1,534,807
403,032	Pool #RA6305, 2.50%, 11/1/51	411,824
1,353,464	Pool #RA6317, 2.50%, 11/1/51	1,382,987
106,215	Pool #RA6389, 2.50%, 11/1/51	109,208
4,074,364	Pool #RA6469, 2.50%, 12/1/51	4,163,554
1,969,065	Pool #RA6516, 2.50%, 12/1/51	2,012,322
3,847,000	Pool #RA6593, 2.50%, 1/1/52	3,931,511
1,530,554	Pool #WA3103, 3.30%, 2/1/27	1,584,320
4,704,256	Pool #WA3125, 1.75%, 10/1/34	4,594,913
987,012	Pool #WA3211, 1.91%, 9/1/35	968,185
1,085,402	Pool #WA3305, 1.75%, 6/1/37	1,030,959
965,256	Pool #WA5002, 2.62%, 11/1/31	1,023,277
1,897,008	Pool #WN3000, 3.14%, 1/1/28	2,038,854
1,000,000	Pool #WN3049, 2.39%, 9/1/31	1,045,391
442,563	Pool #ZA4828, 4.00%, 3/1/47	474,104
77,886	Pool #ZA4891, 3.50%, 3/1/47	84,541
653,380	Pool #ZA4892, 4.00%, 5/1/47	699,946
482,114	Pool #ZA4893, 3.50%, 4/1/47	516,851
722,715	Pool #ZA4912, 3.50%, 5/1/47	765,803
638,728	Pool #ZA4913, 4.00%, 5/1/47	684,250

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$629,971	Pool #ZA5036, 3.50%, 9/1/47	$667,529
1,131,648	Pool #ZA5070, 3.50%, 11/1/47	1,207,523
161,765	Pool #ZA5090, 3.50%, 11/1/47	172,956
717,522	Pool #ZA5174, 3.50%, 12/1/47	760,301
1,492,379	Pool #ZA5238, 3.50%, 2/1/48	1,581,353
687,412	Pool #ZA5245, 3.50%, 1/1/48	728,395
1,170,609	Pool #ZA5253, 3.50%, 1/1/48	1,249,096
660,256	Pool #ZA5254, 4.00%, 1/1/48	709,505
606,299	Pool #ZA5308, 4.00%, 1/1/48	649,509
783,802	Pool #ZA5575, 4.00%, 7/1/48	835,592
1,023,052	Pool #ZA5637, 4.50%, 8/1/48	1,095,725
915,453	Pool #ZA5645, 4.00%, 8/1/48	974,752
89,194	Pool #ZA6576, 3.50%, 4/1/49	95,742
100,300	Pool #ZI0238, 5.00%, 6/1/33	111,770
172,938	Pool #ZI0412, 5.00%, 8/1/33	192,714
68,367	Pool #ZI0543, 4.50%, 8/1/33	75,041
48,321	Pool #ZI0549, 5.00%, 8/1/33	53,931
96,005	Pool #ZI0807, 5.00%, 9/1/33	106,984
116,202	Pool #ZI1023, 5.50%, 11/1/33	127,751
16,068	Pool #ZI1352, 5.50%, 12/1/33	16,220
91,356	Pool #ZI1353, 5.50%, 1/1/34	100,359
137,548	Pool #ZI1493, 5.50%, 1/1/34	150,436
108,604	Pool #ZI1524, 5.50%, 2/1/34	119,545
69,898	Pool #ZI1630, 5.50%, 3/1/34	75,267
157,412	Pool #ZI1689, 5.50%, 4/1/34	173,049
74,308	Pool #ZI1802, 5.50%, 4/1/34	77,839
138,905	Pool #ZI1991, 5.00%, 5/1/34	156,252
127,688	Pool #ZI2332, 5.00%, 6/1/34	143,634
155,455	Pool #ZI2888, 6.00%, 12/1/34	173,292
147,522	Pool #ZI2939, 5.50%, 12/1/34	162,684
105,781	Pool #ZI3102, 5.00%, 1/1/35	118,992
83,877	Pool #ZI3254, 5.50%, 4/1/35	91,739
178,055	Pool #ZI3507, 5.00%, 9/1/35	200,320
106,735	Pool #ZI3713, 5.00%, 5/1/35	120,082
81,271	Pool #ZI4118, 5.50%, 1/1/36	87,870
144,919	Pool #ZI4120, 5.50%, 1/1/36	157,549
206,072	Pool #ZI4200, 5.50%, 2/1/36	229,057
86,098	Pool #ZI4201, 6.00%, 2/1/36	93,457
231,757	Pool #ZI4429, 5.00%, 6/1/35	260,737
59,081	Pool #ZI4521, 5.50%, 7/1/35	63,253
170,893	Pool #ZI4572, 5.50%, 8/1/35	187,556
74,494	Pool #ZI4605, 5.50%, 9/1/35	79,846
71,673	Pool #ZI4606, 5.50%, 9/1/35	76,672
114,099	Pool #ZI4704, 5.00%, 11/1/35	128,366
121,416	Pool #ZI4705, 5.00%, 11/1/35	136,599
51,129	Pool #ZI4706, 5.50%, 11/1/35	55,175
71,762	Pool #ZI4882, 6.00%, 5/1/36	78,574
223,630	Pool #ZI4979, 6.00%, 6/1/36	246,721

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$50,126	Pool #ZI5006, 6.00%, 6/1/36	$51,928
99,585	Pool #ZI5896, 5.50%, 4/1/37	106,631
174,673	Pool #ZI5912, 5.50%, 4/1/37	192,731
90,474	Pool #ZI6311, 5.50%, 6/1/37	98,018
135,258	Pool #ZI6583, 5.50%, 8/1/37	148,960
60,810	Pool #ZI6814, 6.00%, 10/1/37	66,643
54,810	Pool #ZI6976, 5.50%, 7/1/37	59,576
209,670	Pool #ZI9925, 5.00%, 4/1/40	235,653
70,002	Pool #ZJ0038, 4.50%, 5/1/40	77,298
334,010	Pool #ZJ0482, 4.50%, 9/1/40	367,930
233,054	Pool #ZJ0844, 4.00%, 12/1/40	254,073
125,272	Pool #ZJ1058, 4.00%, 12/1/40	136,570
92,358	Pool #ZJ1264, 4.00%, 1/1/41	101,018
344,639	Pool #ZJ1444, 4.00%, 3/1/41	376,587
217,363	Pool #ZJ1445, 4.50%, 3/1/41	239,589
20,913	Pool #ZJ4162, 7.50%, 2/1/30	21,560
53,375	Pool #ZJ5032, 6.50%, 5/1/31	57,683
39,743	Pool #ZJ5104, 6.50%, 6/1/31	42,258
32,838	Pool #ZJ5458, 6.50%, 11/1/31	34,764
32,230	Pool #ZJ5928, 6.50%, 3/1/32	33,706
81,448	Pool #ZJ6638, 6.00%, 11/1/32	89,652
65,782	Pool #ZJ6955, 5.50%, 3/1/33	71,366
47,329	Pool #ZJ6956, 5.50%, 3/1/33	50,426
82,408	Pool #ZK4661, 2.50%, 11/1/27	85,383
319,297	Pool #ZL2630, 3.50%, 12/1/41	342,478
337,551	Pool #ZL2708, 3.50%, 1/1/42	362,057
1,045,684	Pool #ZL5676, 3.00%, 4/1/43	1,101,285
411,829	Pool #ZL6090, 3.00%, 6/1/43	433,727
348,456	Pool #ZL6097, 3.00%, 6/1/43	366,984
669,132	Pool #ZL9372, 3.00%, 4/1/45	702,979
363,039	Pool #ZL9669, 3.50%, 6/1/45	387,581
210,194	Pool #ZM1422, 3.50%, 7/1/46	224,030
223,059	Pool #ZM1423, 3.50%, 7/1/46	237,742
405,267	Pool #ZM1736, 3.00%, 9/1/46	424,361
909,873	Pool #ZM1738, 3.00%, 9/1/46	952,698
714,845	Pool #ZM8750, 4.00%, 9/1/48	761,149
386,372	Pool #ZN1022, 4.00%, 11/1/48	414,400
18,035	Pool #ZN5269, 6.50%, 10/1/31	18,395
45,264	Pool #ZN5316, 5.00%, 5/1/34	50,917
69,373	Pool #ZN5321, 5.50%, 5/1/34	74,525
42,406	Pool #ZN5322, 5.50%, 5/1/34	45,171
50,003	Pool #ZN5332, 5.00%, 11/1/34	56,248
25,474	Pool #ZN5333, 5.50%, 11/1/34	26,112
778,242	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	809,119
2,226,229	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	2,316,521
393,047	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	404,986
894,420	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	930,952

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$344,119	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	$358,072
1,549,622	Series 2019-SB63, Class A10F, 2.78%, 3/25/29(a)	1,599,026
668,544	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	687,997
1,563,149	Series 2019-SB65, Class A5F, 1.99%, 5/25/24(a)	1,585,319
746,833	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	760,993
1,949,792	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,869,936
3,072,692	Series Q014, Class A1, 1.56%, 1/25/36	3,002,401
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,158,346
		272,409,051
Ginnie Mae — 6.28%
75,324	Pool #409117, 5.50%, 6/20/38	80,865
195,143	Pool #442423, 4.00%, 9/20/41	213,023
121,967	Pool #616936, 5.50%, 1/15/36	140,761
807,158	Pool #618363, 4.00%, 9/20/41	881,117
365,343	Pool #664269, 5.85%, 6/15/38	365,343
22,262	Pool #675509, 5.50%, 6/15/38	23,257
146,978	Pool #697672, 5.50%, 12/15/38	162,410
64,368	Pool #697814, 5.00%, 2/15/39	68,838
324,563	Pool #697885, 4.50%, 3/15/39	359,357
99,723	Pool #698112, 4.50%, 5/15/39	112,140
465,142	Pool #698113, 4.50%, 5/15/39	523,062
47,380	Pool #699294, 5.63%, 9/20/38	51,105
894,663	Pool #713519, 6.00%, 7/15/39	1,045,990
247,233	Pool #716822, 4.50%, 4/15/39	279,230
61,209	Pool #716823, 4.50%, 4/15/39	69,653
107,002	Pool #717132, 4.50%, 5/15/39	120,326
316,436	Pool #720080, 4.50%, 6/15/39	357,389
258,264	Pool #724629, 5.00%, 7/20/40	293,122
339,046	Pool #726550, 5.00%, 9/15/39	371,148
258,470	Pool #729346, 4.50%, 7/15/41	291,575
314,136	Pool #738844, 3.50%, 10/15/41	335,483
148,915	Pool #738845, 3.50%, 10/15/41	159,034
217,443	Pool #738862, 4.00%, 10/15/41	236,705
185,070	Pool #747241, 5.00%, 9/20/40	210,049
564,361	Pool #748654, 3.50%, 9/15/40	602,755
108,550	Pool #748846, 4.50%, 9/20/40	120,794
276,801	Pool #757016, 3.50%, 11/15/40	295,632
176,945	Pool #757017, 4.00%, 12/15/40	192,558
268,273	Pool #759297, 4.00%, 1/20/41	292,933
216,070	Pool #759298, 4.00%, 2/20/41	235,932
149,105	Pool #762877, 4.00%, 4/15/41	162,313
83,004	Pool #763564, 4.50%, 5/15/41	94,560
181,136	Pool #770481, 4.00%, 8/15/41	197,329
41,440	Pool #770482, 4.50%, 8/15/41	47,388
302,081	Pool #770517, 4.00%, 8/15/41	328,840
231,844	Pool #770529, 4.00%, 8/15/41	254,599
49,823	Pool #770537, 4.00%, 8/15/41	55,195

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$233,664	Pool #770738, 4.50%, 6/20/41	$259,837
165,734	Pool #779592, 4.00%, 11/20/41	180,920
110,075	Pool #779593, 4.00%, 11/20/41	120,161
268,678	Pool #AA6312, 3.00%, 4/15/43	284,017
356,049	Pool #AA6424, 3.00%, 5/15/43	376,375
844,046	Pool #AB2733, 3.50%, 8/15/42	901,418
597,419	Pool #AB2745, 3.00%, 8/15/42	631,415
692,802	Pool #AB2841, 3.00%, 9/15/42	732,225
45,593	Pool #AB2843, 3.00%, 9/15/42	48,371
111,884	Pool #AB2852, 3.50%, 9/15/42	119,489
408,946	Pool #AE6946, 3.00%, 6/15/43	432,292
75,692	Pool #AG8915, 4.00%, 2/20/44	82,218
399,666	Pool #AK6446, 3.00%, 1/15/45	422,303
401,377	Pool #AK7036, 3.00%, 4/15/45	420,641
299,686	Pool #AO3594, 3.50%, 8/20/45	317,485
156,822	Pool #AP3887, 3.50%, 9/20/45	166,136
333,389	Pool #AR4919, 3.50%, 3/20/46	351,889
486,274	Pool #AR4970, 3.50%, 4/20/46	513,258
478,042	Pool #AS2921, 3.50%, 4/20/46	505,263
369,071	Pool #AS4332, 3.00%, 6/20/46	385,811
426,270	Pool #AS5511, 3.50%, 3/20/46	449,924
782,736	Pool #AX7237, 3.50%, 11/20/46	827,926
572,555	Pool #BO2104, 3.00%, 8/20/49	597,074
1,529,507	Pool #BR3787, 3.00%, 12/20/49	1,595,006
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	711,591
449,391	Series 2012-107, Class A, 1.15%, 1/16/45	445,706
1,321,777	Series 2012-112, Class B, 2.40%, 1/16/53(a)	1,341,996
1,103,142	Series 2012-115, Class A, 2.13%, 4/16/45	1,111,112
1,151,370	Series 2012-120, Class A, 1.90%, 2/16/53	1,151,509
451,884	Series 2012-131, Class A, 1.90%, 2/16/53	451,593
169,541	Series 2012-144, Class AD, 1.77%, 1/16/53	168,242
30,653	Series 2012-35, Class C, 3.25%, 11/16/52(a)	31,137
135,281	Series 2012-78, Class A, 1.68%, 3/16/44	135,311
304,824	Series 2013-105, Class A, 1.71%, 2/16/37	305,097
114,654	Series 2013-107, Class A, 2.00%, 5/16/40	114,895
194,415	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	198,702
3,403	Series 2013-17, Class A, 1.13%, 1/16/49	3,403
267,444	Series 2013-29, Class AB, 1.77%, 10/16/45	266,607
166,148	Series 2013-33, Class A, 1.06%, 7/16/38	166,050
745,550	Series 2013-63, Class AB, 1.38%, 3/16/45	740,309
382,717	Series 2013-97, Class AC, 2.00%, 6/16/45	381,995
44,718	Series 2015-107, Class AB, 2.50%, 11/16/49	45,359
852,882	Series 2015-114, Class AD, 2.50%, 11/15/51	863,359
217,138	Series 2015-128, Class AD, 2.50%, 12/16/50	219,612
228,563	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	230,935
1,015,849	Series 2015-135, Class AC, 2.35%, 4/16/49	1,025,237
519,069	Series 2015-136, Class AC, 2.50%, 3/16/47	526,071

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$221,610	Series 2015-15, Class A, 2.00%, 11/16/48	$221,416
543,836	Series 2015-154, Class AD, 2.50%, 5/16/54	554,458
455,343	Series 2015-171, Class DA, 2.37%, 3/16/46	461,188
412,105	Series 2015-22, Class A, 2.40%, 8/16/47	416,078
630,403	Series 2015-70, Class AB, 2.30%, 11/16/48	635,155
126,117	Series 2015-98, Class AB, 2.20%, 11/16/43	126,835
190,487	Series 2016-11, Class AD, 2.25%, 11/16/43	191,555
344,643	Series 2016-14, Class AB, 2.15%, 8/16/42	346,320
1,011,365	Series 2016-152, Class EA, 2.20%, 8/15/58	1,024,902
1,480,291	Series 2016-157, Class AC, 2.00%, 11/16/50	1,481,478
210,941	Series 2016-26, Class A, 2.25%, 12/16/55	212,107
166,959	Series 2016-28, Class AB, 2.40%, 11/16/55	167,963
112,399	Series 2016-36, Class AB, 2.30%, 6/16/56	113,167
364,128	Series 2016-39, Class AH, 2.50%, 9/16/44	368,434
241,706	Series 2016-50, Class A, 2.30%, 7/16/52	243,496
823,118	Series 2016-64, Class CA, 2.30%, 3/16/45	829,592
126,276	Series 2016-67, Class A, 2.30%, 7/16/56	126,713
214,286	Series 2016-94, Class AC, 2.20%, 8/16/57	216,568
294,898	Series 2016-96, Class BA, 1.95%, 3/16/43	295,457
520,550	Series 2017-127, Class AB, 2.50%, 2/16/59	531,377
908,374	Series 2017-135, Class AE, 2.60%, 10/16/58	929,226
327,845	Series 2017-140, Class A, 2.50%, 2/16/59	334,229
121,032	Series 2017-157, Class AH, 2.55%, 2/16/53	122,880
770,017	Series 2017-41, Class AC, 2.25%, 3/16/57	774,747
515,091	Series 2017-46, Class A, 2.50%, 11/16/57	525,047
545,059	Series 2017-71, Class AS, 2.70%, 4/16/57	556,862
300,521	Series 2017-9, Class AE, 2.40%, 9/16/50	305,119
1,335,464	Series 2017-94, Class AH, 2.60%, 2/16/59	1,367,600
591,639	Series 2018-2, Class AD, 2.40%, 3/16/59	601,566
408,893	Series 2018-26, Class AD, 2.50%, 3/16/52	414,634
1,314,491	Series 2018-3, Class AG, 2.50%, 10/16/58	1,345,317
		46,830,578

Total U.S. Government Agency Backed Mortgages		641,596,480
(Cost $640,181,489)
U.S. Government Agency Obligations — 6.95%
Small Business Administration — 6.95%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b)	842
177,720	(Prime Index - 2.600%), 0.65%, 7/25/41(c)	178,213
333,498	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	334,442
228,829	(Prime Index - 2.600%), 0.65%, 9/25/41(c)	230,381
349,678	(Prime Index - 2.600%), 0.65%, 7/25/42(c)	352,051
1,074,516	(Prime Index - 2.550%), 0.70%, 7/25/42(c)	1,084,016
226,174	(Prime Index - 2.525%), 0.73%, 11/25/41(c)	226,960
429,202	(Prime Index - 2.500%), 0.75%, 2/25/28(c)	432,141
18,530	0.88%, 1/1/32(a),(b)	19,272
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b)	14,783

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b)	$10,093
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b)	24,821
404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	13,380
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b)	8,058
2,936,379	1.26%, 7/18/30(b),(d),(e)	50,116
766,535	(Prime Index - 1.400%), 1.85%, 7/25/41(c)	798,611
1,672,471	(Prime Index - 0.675%), 2.58%, 9/25/43(c)	1,784,258
4,842,392	(Prime Index - 0.675%), 2.58%, 11/25/45(c)	5,220,360
3,481,415	(Prime Index - 0.675%), 2.58%, 1/25/46(c)	3,754,235
256,231	(Prime Index - 0.438%), 2.81%, 11/25/27(c)	264,449
1,343,218	(Prime Index - 0.356%), 2.89%, 12/25/45(c)	1,469,526
235,139	(Prime Index - 0.210%), 3.04%, 2/25/40(c)	247,862
459,454	(Prime Index - 0.077%), 3.17%, 7/25/29(c)	476,967
87,187	(Prime Index + 0.044%), 3.29%, 12/25/40(c)	93,733
533,195	3.36%, 7/8/24(a),(b)	551,819
362,339	(Prime Index + 0.122%), 3.37%, 6/25/29(c)	377,820
490,771	(Prime Index + 0.118%), 3.37%, 8/25/29(c)	512,187
654,903	(Prime Index + 0.118%), 3.37%, 1/25/46(c)	726,383
448,396	(Prime Index + 0.170%), 3.42%, 11/25/28(c)	464,065
96,211	(Prime Index + 0.325%), 3.58%, 10/25/30(c)	103,335
2,984,903	(Prime Index + 0.325%), 3.58%, 11/25/30(c)	3,206,541
1,449,701	(Prime Index + 0.325%), 3.58%, 6/25/31(c)	1,586,029
2,002,767	(Prime Index + 0.325%), 3.58%, 7/25/31(c)	2,185,891
705,529	(Prime Index + 0.325%), 3.58%, 2/25/45(c)	780,899
961,456	(Prime Index + 0.325%), 3.58%, 8/25/46(c)	1,076,247
85,074	(Prime Index + 0.355%), 3.61%, 2/25/26(c)	87,611
2,374,215	(Prime Index + 0.375%), 3.63%, 5/25/31(c)	2,578,129
461,442	(Prime Index + 0.375%), 3.63%, 10/25/31(c)	505,601
995,825	(Prime Index + 0.375%), 3.63%, 8/25/46(c)	1,104,736
2,626,912	(Prime Index + 0.542%), 3.79%, 12/25/45(c)	2,961,942
1,425,499	(Prime Index + 0.575%), 3.83%, 4/25/31(c)	1,553,302
299,597	3.85%, 9/16/34(a),(b)	319,973
50,985	(Prime Index + 0.656%), 3.91%, 8/25/27(c)	52,615
1,020,356	(Prime Index + 0.674%), 3.92%, 11/25/30(c)	1,106,560
58,878	(Prime Index + 0.700%), 3.95%, 2/25/28(c)	62,040
545,950	(Prime Index + 0.714%), 3.96%, 3/25/30(c)	576,174
222,519	(Prime Index + 0.746%), 4.00%, 3/25/29(c)	232,472
279,736	(Prime Index + 0.788%), 4.04%, 9/25/28(c)	292,252
588,106	(Prime Index + 0.791%), 4.04%, 5/25/29(c)	615,623
391,836	(Prime Index + 0.801%), 4.05%, 2/25/28(c)	413,464
415,703	(Prime Index + 0.832%), 4.08%, 2/25/29(c)	437,547
1,895,352	(Prime Index + 0.825%), 4.08%, 9/25/31(c)	2,114,643
555,849	(Prime Index + 0.840%), 4.09%, 6/25/29(c)	583,698
99,860	(Prime Index + 0.861%), 4.11%, 6/25/28(c)	103,710
165,204	(Prime Index + 0.862%), 4.11%, 3/25/31(c)	180,569
163,908	(Prime Index + 0.883%), 4.13%, 2/25/30(c)	172,788
286,884	(Prime Index + 0.896%), 4.15%, 8/25/30(c)	312,213

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$394,688	(Prime Index + 0.910%), 4.16%, 7/25/30(c)	$418,934
1,125,092	(Prime Index + 0.924%), 4.17%, 12/25/30(c)	1,229,604
260,336	(Prime Index + 0.932%), 4.18%, 7/25/29(c)	274,221
85,141	(Prime Index + 0.932%), 4.18%, 7/25/29(c)	90,912
108,191	(Prime Index + 0.946%), 4.20%, 1/25/29(c)	113,182
225,426	(Prime Index + 0.948%), 4.20%, 5/25/29(c)	240,170
246,756	(Prime Index + 0.985%), 4.24%, 1/25/31(c)	270,562
64,076	(Prime Index + 1.012%), 4.26%, 11/25/28(c)	68,089
323,786	(Prime Index + 1.030%), 4.28%, 2/25/31(c)	355,758
172,189	(Prime Index + 1.055%), 4.31%, 9/25/29(c)	184,430
278,484	(Prime Index + 1.063%), 4.31%, 12/25/29(c)	298,993
198,137	(Prime Index + 1.069%), 4.32%, 6/25/30(c)	215,636
65,344	4.33%, 12/15/30(b)	73,969
497,988	(Prime Index + 1.149%), 4.40%, 9/25/28(c)	522,419
49,475	(Prime Index + 1.201%), 4.45%, 11/25/26(c)	51,911
298,694	(Prime Index + 1.207%), 4.46%, 5/25/29(c)	314,500
137,394	(Prime Index + 1.221%), 4.47%, 6/25/29(c)	147,374
552,520	(Prime Index + 1.282%), 4.53%, 6/25/31(c)	614,137
93,784	(Prime Index + 1.286%), 4.54%, 10/25/31(c)	106,090
364,167	(Prime Index + 1.575%), 4.83%, 7/25/30(c)	400,295
34,381	(Prime Index + 1.604%), 4.85%, 7/25/28(c)	36,202
26,620	5.13%, 2/28/24(b)	27,462
105,873	(Prime Index + 2.325%), 5.58%, 10/25/30(c)	118,283
237,821	(Prime Index + 2.325%), 5.58%, 1/25/31(c)	268,105
121,475	6.08%, 12/19/29(a),(b)	137,801
156,930	6.58%, 4/8/29(b),(c)	180,050
387,952	7.08%, 7/25/30(b)	423,504
84,897	9.08%, 9/25/29(b)	98,151
92,635	9.88%, 6/7/29(b)	102,762
		52,411,954

Total U.S. Government Agency Obligations		52,411,954
(Cost $53,372,920)
Municipal Bonds — 3.79%
California — 1.91%
6,375,000	California Health Facilities Financing Authority Revenue, 2.70%, 6/1/30, Callable 6/1/29 @ 100	6,634,859
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	2,083,944
850,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 1/31/22 @ 100	851,976
200,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	203,665
1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	1,783,058

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	$1,041,314
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,779,466
		14,378,282
Colorado — 0.16%
247,492	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	252,118
1,000,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	987,283
		1,239,401
District of Columbia — 0.08%
570,921	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	573,200

Georgia — 0.14%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	1,062,213

Illinois — 0.11%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 1/31/22 @ 100	260,764
543,553	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	557,117
		817,881
Minnesota — 0.07%
473,324	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	522,392

Missouri — 0.39%
2,850,633	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	2,950,641

New York — 0.77%
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	170,885
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	101,224
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	205,923
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	41,430
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	293,796

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	$312,343
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	195,560
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	539,083
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	157,290
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	245,368
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,069,778
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	528,308
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	530,271
425,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 1/31/22 @ 100	426,268
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 1/31/22 @ 100	1,002,634
		5,820,161
Oregon — 0.03%
250,000	State of Oregon GO, Series D, 1.19%, 5/1/26	248,178

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	110,242

Washington — 0.12%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	874,778

Total Municipal Bonds		28,597,369
(Cost $27,828,595)
Corporate Bonds — 0.03%
Consumer, Non-cyclical — 0.03%
260,000	Montefiore Medical Center, 2.15%, 10/20/26	261,716

Total Corporate Bonds		261,716
(Cost $260,000)

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 3.28%
24,744,120	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	$24,744,120

Total Investment Company		24,744,120
(Cost $24,744,120)

Total Investments		$747,611,639
(Cost $746,387,124) — 99.12%
Other assets in excess of liabilities — 0.88%		6,600,875
NET ASSETS — 100.00%		$754,212,514

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliated investment.
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	245	March 2022	$489,573	USD	$35,877,188	Barclays Capital Group
30 Year U.S. Treasury Bond	70	March 2022	111,777	USD	11,230,625	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	26	March 2022	77,206	USD	5,125,250	Barclays Capital Group
Five Year U.S. Treasury Note	50	March 2022	22,412	USD	6,048,828	Barclays Capital Group
Total			$700,968

SCHEDULE OF PORTFOLIO INVESTMENTS
Access Capital Community Investment Fund (cont.)

December 31, 2021 (Unaudited)
Abbreviations used are defined below:
FHA - Insured by Federal Housing Administration
GO - General Obligations
SONYMA - State of New York Mortgage Agency
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Municipal Bonds — 29.77%
Alabama — 0.97%
$1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 0.85%, 1/1/25	$992,952
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	158,055
1,000,000	Water Works Board of the City of Birmingham (The) Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	1,008,456
		2,159,463
Arizona — 0.45%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	738,874
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	249,457
		988,331
Arkansas — 0.04%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	97,972

California — 8.88%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	153,421
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	246,170
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	806,107
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	995,354
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	469,261
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	140,888
100,000	City & County of San Francisco GO, Series C, 1.95%, 6/15/27	101,833
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	106,237
300,000	City of Modesto Wastewater Revenue, Series A, 0.99%, 11/1/25	295,440
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	346,558
1,580,000	City of San Francisco Public Utilities Commission Water Revenue, Series G, 1.79%, 11/1/30	1,541,381
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	755,213
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	301,683
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	107,349
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	208,426
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,654,873

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	$156,293
150,000	Kern Community College District GO, 2.54%, 11/1/26	156,719
175,000	Lancaster Power Authority Revenue, 0.45%, 11/1/22	174,674
190,000	Lancaster Power Authority Revenue, 0.87%, 11/1/24, (Credit Support: AGM)	186,847
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	233,746
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	278,702
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	530,262
525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	534,250
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	773,744
300,000	Riverside Community College District GO, 0.82%, 8/1/25	293,892
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	206,063
250,000	Rowland Water District Revenue, Series A, 0.87%, 12/1/25	246,024
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	245,651
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	979,515
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	805,012
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	122,191
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	122,651
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	386,399
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	1,021,880
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	918,830
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	601,602
1,250,000	State of California Department of Water Resources Revenue, 0.51%, 12/1/24	1,229,010
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	97,235
245,000	Walnut Valley Water District Revenue, Series A, 0.76%, 6/1/25	241,184
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	308,531
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	312,778
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	317,615
		19,711,494
Colorado — 0.83%
1,120,000	Denver City & County Housing Authority Revenue, Series B, 0.84%, 8/1/24, (Credit Support: HUD SECT 8), Callable 2/1/24 @ 100	1,105,757

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	$52,838
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	282,356
400,000	Regional Transportation District Sales Tax Revenue, Series A, 0.70%, 11/1/25	389,954
		1,830,905
Connecticut — 0.22%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	321,223
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	156,823
		478,046
District of Columbia — 1.02%
340,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.05%, 3/1/25, (Credit Support: FHA)	335,163
155,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.15%, 9/1/25, (Credit Support: FHA)	152,419
350,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.20%, 3/1/26, (Credit Support: FHA)	342,984
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.50%, 3/1/27, (Credit Support: FHA)	191,176
195,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.60%, 9/1/27, (Credit Support: FHA)	190,954
200,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.70%, 3/1/28, (Credit Support: FHA)	195,703
135,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.75%, 9/1/28, (Credit Support: FHA)	131,886
140,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 1.95%, 9/1/29, (Credit Support: FHA)	137,374
590,000	District of Columbia Housing Finance Agency Revenue, Series A-2, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	580,502
		2,258,161
Florida — 1.10%
500,000	City of Deltona Utility System Revenue, 0.31%, 10/1/23, (Credit Support: BAM)	494,098
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,948,141
		2,442,239
Georgia — 0.62%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	76,278
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	282,027
500,000	Coweta County Water & Sewage Authority Revenue, Series A, 2.00%, 6/1/25	511,062

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	$78,645
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	418,735
		1,366,747
Hawaii — 0.42%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	682,950
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	254,438
		937,388
Idaho — 0.23%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	511,094

Iowa — 0.34%
650,000	Iowa Finance Authority Revenue, Series B, 0.47%, 8/1/24	640,580
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	105,256
		745,836
Kentucky — 0.16%
370,000	Louisville and Jefferson County Metropolitan Sewer District Revenue, Series C, 0.72%, 5/15/24	364,926

Maryland — 0.10%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	222,610

Massachusetts — 0.86%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	590,308
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	1,053,596
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	255,556
		1,899,460
Michigan — 1.36%
750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	742,786
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,320,218
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	99,098
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,055
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	173,055

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$300,000	Romulus Community Schools GO, Series B, 1.00%, 5/1/25, (Credit Support: Q-SBLF)	$298,307
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	216,913
		3,023,432
Missouri — 0.05%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	100,661

Nebraska — 0.15%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	98,609
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	244,530
		343,139
Nevada — 0.12%
250,000	City of Henderson GO, Series A-2, 2.23%, 6/1/28	257,728

New Jersey — 0.64%
1,335,000	Morris County Improvement Authority Revenue, 0.89%, 6/15/25	1,313,818
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	101,575
		1,415,393
New York — 0.75%
570,000	New York State Housing Finance Agency Revenue, 1.13%, 11/1/25, (Credit Support: SONYMA), Callable 7/1/23 @ 100	563,803
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	605,942
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	505,533
		1,675,278
Ohio — 0.11%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	143,561
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	101,541
		245,102
Oregon — 0.49%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	343,215
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	301,366
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	92,492
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	340,878
		1,077,951

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Pennsylvania — 2.10%
$1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	$1,735,152
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	204,442
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	811,011
1,325,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.03%, 9/1/24	1,312,352
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	494,243
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	111,429
		4,668,629
Rhode Island — 1.78%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,288,089
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	395,639
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	159,496
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.00%, 10/1/26	976,227
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	975,473
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	154,538
		3,949,462
South Carolina — 0.03%
75,000	Spartanburg Sanitary Sewer District Revenue, 1.19%, 3/1/26	74,753

Tennessee — 0.23%
365,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.03%, 7/1/25	362,649
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	159,028
		521,677
Texas — 2.91%
930,000	City of Houston Combined Utility System Revenue, Series B, 0.81%, 11/15/25	911,844
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	256,341
400,000	City of Lubbock Water & Wastewater System Revenue, Series C, 1.39%, 2/15/27	399,480
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	168,660
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	297,474
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	685,967
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	344,720
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	802,794

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,150,000	Hidalgo County Drain District No 1 GO, Series A, 0.59%, 9/1/24	$1,132,479
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	329,821
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	269,111
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	219,943
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	126,578
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	292,935
200,000	United Independent School District GO, 5.00%, 8/15/24, (Credit Support: PSF-GTD)	220,833
		6,458,980
Utah — 1.18%
150,000	Central Utah Water Conservancy District Revenue, Series E, 0.72%, 10/1/25	146,736
1,240,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 0.82%, 7/1/25	1,220,349
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	511,625
750,000	North Davis County Sewer District Revenue, Series B, 0.79%, 3/1/25	740,300
		2,619,010
Vermont — 0.05%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	110,242

Virginia — 0.07%
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	152,055

Washington — 1.51%
2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	2,860,510
200,000	County of King Sewer Revenue, Series A, 0.80%, 7/1/25	196,597
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	301,936
		3,359,043

Total Municipal Bonds		66,067,207
(Cost $66,851,411)
U.S. Government Agency Backed Mortgages — 27.90%
Fannie Mae — 8.95%
50,000	Pool #AN0360, 3.95%, 12/1/45	57,963
93,354	Pool #AN7868, 3.06%, 12/1/27	100,013
96,067	Pool #AN8422, 3.71%, 4/1/33	110,295
17,576	Pool #BJ0657, 4.00%, 2/1/48	18,735
53,755	Pool #BJ2670, 4.00%, 4/1/48	57,237
61,161	Pool #BJ3178, 4.00%, 11/1/47	66,652
51,724	Pool #BJ3251, 4.00%, 1/1/48	55,732

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$60,449	Pool #BJ4987, 4.00%, 3/1/48	$66,061
38,157	Pool #BJ5158, 4.00%, 4/1/48	40,925
43,775	Pool #BJ9439, 4.00%, 2/1/48	47,158
59,573	Pool #BJ9477, 4.00%, 4/1/48	64,178
48,841	Pool #BK7924, 4.00%, 11/1/48	52,616
42,581	Pool #BO1263, 3.50%, 6/1/49	45,133
833,520	Pool #BP3417, 2.50%, 5/1/51	851,492
230,325	Pool #BP8741, 2.50%, 6/1/50	235,215
312,503	Pool #BQ7523, 2.00%, 11/1/50	312,385
357,828	Pool #BQ7524, 2.50%, 10/1/50	366,313
923,612	Pool #BR1037, 2.50%, 5/1/51	943,527
1,631,884	Pool #BR2051, 2.50%, 6/1/51	1,667,071
2,106,106	Pool #BR2234, 2.50%, 8/1/51	2,151,534
300,000	Pool #BS0915, 1.62%, 3/1/31	295,833
1,116,364	Pool #BT0853, 2.50%, 5/1/51	1,141,100
45,369	Pool #CA1066, 4.00%, 1/1/48	48,584
22,617	Pool #CA1068, 3.50%, 1/1/48	23,963
75,495	Pool #CA2595, 4.50%, 11/1/48	80,841
23,399	Pool #CA2597, 4.00%, 11/1/48	24,915
87,093	Pool #CA2912, 4.00%, 12/1/48	94,198
46,004	Pool #CA3132, 4.00%, 2/1/49	49,748
45,548	Pool #CA3174, 4.00%, 2/1/49	49,036
273,089	Pool #CA3451, 3.50%, 5/1/49	288,003
196,934	Pool #CA3456, 3.50%, 5/1/49	209,826
388,056	Pool #CA9048, 2.00%, 2/1/51	387,910
1,001,384	Pool #CB0437, 2.50%, 5/1/51	1,022,976
1,046,514	Pool #CB0480, 2.50%, 5/1/51	1,069,079
1,038,118	Pool #CB0576, 2.50%, 5/1/51	1,060,502
1,812,059	Pool #CB0582, 2.50%, 5/1/51	1,851,131
1,832,751	Pool #CB0675, 2.50%, 5/1/51	1,872,269
1,016,931	Pool #CB0689, 2.50%, 6/1/51	1,038,858
1,898,956	Pool #CB1003, 2.50%, 7/1/51	1,939,901
		19,858,908
Freddie Mac — 18.76%
52,834	Pool #Q59453, 4.00%, 11/1/48	56,678
207,016	Pool #QB5731, 2.00%, 11/1/50	206,937
221,623	Pool #QB5732, 2.50%, 11/1/50	226,333
916,937	Pool #QC3844, 2.00%, 6/1/51	915,383
297,909	Pool #QC3845, 2.50%, 6/1/51	304,336
1,344,282	Pool #QC7895, 2.00%, 9/1/51	1,341,725
1,000,613	Pool #QC9571, 2.50%, 10/1/51	1,022,362
89,415	Pool #RA1713, 3.00%, 11/1/49	92,743
82,887	Pool #RA1714, 3.00%, 11/1/49	85,972
42,477	Pool #RA1715, 3.00%, 10/1/49	44,058
200,691	Pool #RA2256, 3.00%, 3/1/50	207,914
237,949	Pool #RA2340, 3.00%, 3/1/50	246,514
211,453	Pool #RA2395, 2.50%, 4/1/50	215,947

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$444,200	Pool #RA2575, 2.50%, 5/1/50	$453,641
144,716	Pool #RA2727, 2.00%, 5/1/50	144,662
145,007	Pool #RA2728, 2.50%, 5/1/50	148,089
392,701	Pool #RA2740, 2.50%, 6/1/50	401,872
341,474	Pool #RA3680, 2.50%, 9/1/50	348,732
232,458	Pool #RA3751, 2.00%, 10/1/50	232,370
372,665	Pool #RA4503, 2.00%, 2/1/51	372,525
427,197	Pool #RA4598, 2.00%, 2/1/51	426,385
367,322	Pool #RA4927, 2.00%, 3/1/51	366,623
514,649	Pool #RA5020, 2.00%, 4/1/51	513,670
1,031,549	Pool #RA5045, 2.50%, 5/1/51	1,053,803
1,364,814	Pool #RA5195, 2.50%, 5/1/51	1,408,108
1,059,021	Pool #RA5197, 2.50%, 5/1/51	1,081,868
1,044,571	Pool #RA5234, 2.50%, 5/1/51	1,067,106
480,802	Pool #RA5237, 2.50%, 5/1/51	491,175
1,762,380	Pool #RA5278, 2.50%, 5/1/51	1,800,401
1,736,184	Pool #RA5350, 2.50%, 6/1/51	1,773,640
1,783,509	Pool #RA5379, 2.50%, 6/1/51	1,821,986
1,038,964	Pool #RA5380, 2.50%, 6/1/51	1,061,378
1,957,361	Pool #RA5404, 2.50%, 6/1/51	1,999,588
1,812,962	Pool #RA5452, 2.50%, 6/1/51	1,852,074
1,923,995	Pool #RA5509, 2.50%, 7/1/51	1,965,502
2,192,736	Pool #RA5525, 2.50%, 7/1/51	2,240,041
1,986,493	Pool #RA5541, 2.50%, 7/1/51	2,029,349
1,597,436	Pool #RA5571, 2.50%, 7/1/51	1,631,910
1,592,241	Pool #RA5597, 2.50%, 7/1/51	1,626,602
254,480	Pool #RA5621, 2.50%, 8/1/51	259,972
810,404	Pool #RA5701, 2.00%, 8/1/51	809,031
1,016,673	Pool #RA5796, 2.50%, 8/1/51	1,038,693
2,421,585	Pool #RA5873, 2.50%, 9/1/51	2,474,033
223,979	Pool #RA5874, 2.50%, 9/1/51	228,847
58,913	Pool #V84044, 4.00%, 1/1/48	63,105
55,434	Pool #V84506, 4.00%, 7/1/48	59,109
44,312	Pool #V84836, 4.00%, 11/1/48	47,666
103,394	Pool #V85041, 4.50%, 1/1/49	110,781
59,563	Pool #V85181, 4.00%, 2/1/49	63,861
102,405	Pool #V85351, 4.00%, 3/1/49	110,210
93,151	Pool #V85365, 3.50%, 4/1/49	100,005
184,726	Pool #V85381, 3.50%, 4/1/49	196,869
108,841	Pool #V85445, 3.50%, 4/1/49	115,653
137,032	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.63%, 12/25/28(a)	137,649
64,667	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	66,800
76,767	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	79,880
69,456	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(b)	71,724
191,966	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	199,763

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,804,827	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	$1,771,881
338,083	Series Q014, Class A1, 1.56%, 1/25/36(a)	330,349
		41,615,883
Ginnie Mae — 0.19%
202,345	Pool #AC3667, 1.66%, 8/15/26	202,174
57,582	Pool #BB3740, 4.00%, 11/15/47	61,888
71,229	Pool #BE3008, 4.00%, 4/20/48	76,071
42,260	Series 2018-2, Class AD, 2.40%, 3/16/59	42,969
40,889	Series 2018-26, Class AD, 2.50%, 3/16/52	41,463
		424,565

Total U.S. Government Agency Backed Mortgages		61,899,356
(Cost $62,911,988)
Corporate Bonds — 26.04%
Consumer, Non-cyclical — 16.72%
545,000	AbbVie, Inc., 3.60%, 5/14/25	579,273
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,165,225
995,000	Amgen, Inc., 1.90%, 2/21/25	1,011,597
475,000	Amgen, Inc., 2.20%, 2/21/27	486,086
400,000	Amgen, Inc., 2.80%, 8/15/41	388,434
225,000	Amgen, Inc., 3.00%, 1/15/52	220,168
100,000	Amgen, Inc., 3.15%, 2/21/40	102,656
275,000	Amgen, Inc., 3.20%, 11/2/27	296,067
350,000	Amgen, Inc., 4.40%, 5/1/45	418,773
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,875,646
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	495,900
207,000	Baxalta, Inc., 5.25%, 6/23/45	276,005
1,700,000	Baxter International, Inc., 1.92%, 2/1/27(c)	1,707,054
1,000,000	Becton Dickinson and Co., 2.82%, 5/20/30	1,036,714
159,000	Becton Dickinson and Co., 3.36%, 6/6/24	166,511
398,000	Becton Dickinson and Co., 3.73%, 12/15/24	423,206
1,089,000	Becton Dickinson and Co., 4.67%, 6/6/47	1,376,533
400,000	Becton Dickinson and Co., 4.69%, 12/15/44	503,951
731,000	Bristol-Myers Squibb Co., 3.40%, 7/26/29	800,423
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	62,016
60,000	California Endowment (The), 2021, 2.50%, 4/1/51	59,486
1,300,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	1,313,916
75,000	Danaher Corp., 2.60%, 10/1/50	71,665
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	1,028,208
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	106,832
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	92,344
150,000	EMD Finance LLC, 2.95%, 3/19/22(c)	150,000
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(c)	1,950,686
1,750,000	Fairview Health Services, Series 2021, 2.56%, 11/15/31	1,726,412
210,000	Gilead Sciences, Inc., 1.20%, 10/1/27	202,990

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	$1,617,866
250,000	Gilead Sciences, Inc., 4.80%, 4/1/44	316,976
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	206,729
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	374,420
2,000,000	Kaiser Foundation Hospitals, Series 2021, 2.81%, 6/1/41	2,015,746
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	159,943
1,200,000	Mary Free Bed Rehabilitation Hospital, 3.79%, 4/1/51	1,310,077
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	158,999
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	327,799
78,000	Medtronic, Inc., 3.50%, 3/15/25	83,137
250,000	Medtronic, Inc., 4.38%, 3/15/35	308,275
225,000	PerkinElmer, Inc., 1.90%, 9/15/28	221,258
625,000	PerkinElmer, Inc., 2.25%, 9/15/31	609,467
75,000	Pfizer, Inc., 2.63%, 4/1/30	78,893
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	262,214
645,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	684,537
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,980,618
1,300,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	1,268,673
150,000	Takeda Pharmaceutical Co. Ltd., 3.18%, 7/9/50	152,533
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,350,337
1,100,000	Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	1,093,588
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	311,403
100,000	Trinity Health Corp., 4.13%, 12/1/45	120,606
		37,108,871
Financial — 4.43%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	338,886
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	262,708
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,459,769
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,745,635
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	257,524
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	618,955
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,383,561
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,765,517
		9,832,555
Industrial — 2.15%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,692,996
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	971,754
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	975,002

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	$68,051
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	50,952
		4,758,755
Utilities — 2.74%
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,607,102
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,477,225
3,020,000	NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	2,996,981
		6,081,308

Total Corporate Bonds		57,781,489
(Cost $57,682,870)
Asset Backed Securities — 7.11%
927,678	GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 5/20/48(c)	908,211
826,272	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(c)	814,374
1,178,899	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(c)	1,225,354
1,628,644	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(c)	1,591,801
1,097,900	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(c)	1,076,022
988,363	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(c)	981,976
980,738	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(c)	980,283
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(c)	404,977
1,700,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(c)	1,727,347
190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(c)	190,469
1,900,000	Tesla Auto Lease Trust, Series 2020-A, Class D, 2.33%, 2/20/24(c)	1,923,391
2,000,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(c)	1,980,739
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(c)	1,971,537

Total Asset Backed Securities		15,776,481
(Cost $15,934,791)
U.S. Government Agency Obligations — 7.11%
Small Business Administration — 3.82%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(a),(d)	222
897,300	Certificate of Originator’s Fee, 0.03%, 7/15/31(a),(d)	814
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(a),(d)	996
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(d)	3,114

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(d)	$2,395
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(d)	4,362
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(d)	6,871
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(d)	7,118
42,920	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	43,214
97,158	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	98,181
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(d)	5,258
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(d)	31,858
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	11,681
315,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	7,433
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(d)	2,442
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(d)	13,051
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(d)	16,659
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(d)	13,576
868,500	Certificate of Originator’s Fee, 1.23%, 6/11/31(d)	33,981
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(d)	10,564
468,000	Certificate of Originator’s Fee, 1.23%, 9/7/31(d)	18,311
180,000	Certificate of Originator’s Fee, 1.23%, 9/10/31(d)	7,043
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(d)	5,458
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(d)	48,152
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(d)	22,383
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(d)	62,775
69,686	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	74,344
217,922	(Prime Index - 0.675%), 2.58%, 11/25/45(a)	234,931
245,589	(Prime Index + 0.118%), 3.37%, 1/25/46(a)	272,394
430,921	(Prime Index + 0.325%), 3.58%, 6/25/31(a)	471,444
475,717	(Prime Index + 0.325%), 3.58%, 7/25/31(a)	519,214
536,137	(Prime Index + 0.325%), 3.58%, 2/25/32(a)	591,215
132,957	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	146,868
828,273	(Prime Index + 0.325%), 3.58%, 8/25/46(a)	927,164
1,067,528	(Prime Index + 0.375%), 3.63%, 10/25/31(a)	1,169,689
651,225	(Prime Index + 0.375%), 3.63%, 8/25/46(a)	722,447
299,430	(Prime Index + 0.575%), 3.83%, 4/25/31(a)	326,276
56,644	(Prime Index + 0.602%), 3.85%, 3/25/43(a)	62,578
34,122	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	35,955
949,263	(Prime Index + 0.825%), 4.08%, 9/25/31(a)	1,059,092
467,721	(Prime Index + 0.875%), 4.13%, 1/25/32(a)	523,304
42,717	(Prime Index + 1.012%), 4.26%, 11/25/28(a)	45,393
78,605	(Prime Index + 1.221%), 4.47%, 6/25/29(a)	84,315
122,556	(Prime Index + 1.575%), 4.83%, 7/25/30(a)	134,715
42,082	(TBA), 5.27%, 3/30/28(a),(d)	46,697
35,268	(TBA), 5.58%, 9/23/25(a),(d)	38,832
122,812	(Prime Index + 2.325%), 5.58%, 10/25/30(a)	137,208
106,620	(Prime Index + 2.325%), 5.58%, 1/25/31(a)	120,196
142,352	7.08%, 7/25/30(a),(d)	155,398
84,897	9.08%, 9/25/29(d)	98,151
		8,475,732

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. International Development Finance Corp. — 3.29%
$2,000,000	0.00%, 7/23/22(e)	$1,998,748
1,000,000	0.00%, 1/17/25(e)	991,740
1,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/5/38(a)	1,800,000
1,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 0.10%, 7/5/38(a),(d)	1,000,000
1,000,000	1.44%, 4/15/28	1,000,358
500,000	1.65%, 4/15/28(d)	500,000
		7,290,846

Total U.S. Government Agency Obligations		15,766,578
(Cost $15,966,294)
Commercial Paper — 0.11%
245,000	Self-Help Federal Credit Union, 0.10%, 3/17/22	245,000

Total Commercial Paper		245,000
(Cost $245,000)

Shares
Investment Company — 0.93%
2,072,610	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	2,072,610

Total Investment Company		2,072,610
(Cost $2,072,610)

Total Investments		$219,608,721
(Cost $221,664,964) — 98.97%
Other assets in excess of liabilities — 1.03%		2,278,514
NET ASSETS — 100.00%		$221,887,235

(a)	Floating rate note. Rate shown is as of report date.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Impact Bond Fund (cont.)

December 31, 2021 (Unaudited)
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	117	March 2022	$340,448	USD	$23,063,625	Barclays Capital Group
Total			$340,448

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	100	March 2022	$(199,461)	USD	$14,643,750	Barclays Capital Group
30 Year U.S. Treasury Bond	8	March 2022	(12,775)	USD	1,283,500	Barclays Capital Group
Five Year U.S. Treasury Note	170	March 2022	(76,199)	USD	20,566,015	Barclays Capital Group
Total			$(288,435)

Abbreviations used are defined below:
AGM - Assured Guaranty Municipal Corp.
BAM - Bank of America
FHA - Insured by Federal Housing Administration
GO - General Obligations
LIBOR - London Interbank Offered Rate
PSF-GTD - Permanent School Fund Guarantee
Q-SBLF - Qualified School Bond Loan Fund
SONYMA - State of New York Mortgage Agency
TBA - To-be-announced
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 64.79%
Angola — 3.18%
$285,000	Angolan Government International Bond, 8.00%, 11/26/29(a)	$281,513
200,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	201,333
225,000	Angolan Government International Bond, 9.13%, 11/26/49(a)	215,990
200,000	Angolan Government International Bond, 9.50%, 11/12/25(a)	214,252
		913,088
Argentina — 4.19%
150,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	55,006
397,095	Argentine Republic Government International Bond, 1.13%, 7/9/35	127,319
440,204	Argentine Republic Government International Bond, 2.00%, 1/9/38	166,617
1,950,000	Argentine Republic Government International Bond, 2.50%, 7/9/41	695,490
375,000	Provincia de Buenos Aires/Government Bonds, 3.90%, 9/1/37(a)	160,126
		1,204,558
Bahrain — 0.64%
200,000	Bahrain Government International Bond, 6.25%, 1/25/51(a)	183,474

Brazil — 1.04%
335,000	Brazilian Government International Bond, 4.75%, 1/14/50	297,824

Colombia — 1.83%
200,000	Colombia Government International Bond, 3.00%, 1/30/30	182,574
210,000	Colombia Government International Bond, 3.25%, 4/22/32	189,170
200,000	Colombia Government International Bond, 3.88%, 2/15/61	154,259
		526,003
Dominican Republic — 4.31%
150,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	152,963
420,000	Dominican Republic International Bond, 4.88%, 9/23/32(a)	427,634
380,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	366,307
260,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	289,760
		1,236,664
Ecuador — 2.18%
952,441	Ecuador Government International Bond, 1.00%, 7/31/35(a)	627,386

Egypt — 1.14%
400,000	Egypt Government International Bond, 7.50%, 2/16/61(a)	328,100

El Salvador — 2.06%
189,000	El Salvador Government International Bond, 5.88%, 1/30/25(a)	117,967
158,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	94,491

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$140,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	$79,800
381,000	El Salvador Government International Bond, 7.75%, 1/24/23(a)	300,879
		593,137
Guatemala — 1.69%
290,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	286,517
200,000	Guatemala Government Bond, 4.65%, 10/7/41(a)	199,424
		485,941
Indonesia — 2.23%
150,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	165,017
200,000	Indonesia Government International Bond, 3.35%, 3/12/71	193,304
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	283,626
		641,947
Iraq — 2.06%
406,250	Iraq International Bond, 5.80%, 1/15/28(a)	389,391
200,000	Iraq International Bond, 6.75%, 3/9/23(a)	202,848
		592,239
Lebanon — 0.45%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(a),(c)	3,888
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(c)	7,012
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(c)	9,042
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(c)	11,150
745,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(c)	79,901
166,000	Lebanon Government International Bond, 8.25%, 4/12/21(a),(c)	17,922
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	508
		129,423
Mexico — 2.14%
340,000	Mexico Government International Bond, 3.77%, 5/24/61	316,441
280,000	Mexico Government International Bond, 4.50%, 1/31/50	297,419
		613,860
Nigeria — 2.91%
200,000	Nigeria Government International Bond, 6.50%, 11/28/27(a)	199,739
200,000	Nigeria Government International Bond, 7.38%, 9/28/33(a)	190,851
450,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	443,963
		834,553
Oman — 7.72%
200,000	Oman Government International Bond, 4.13%, 1/17/23(a)	203,719
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	206,163
200,000	Oman Government International Bond, 4.88%, 2/1/25(a)	208,599
810,000	Oman Government International Bond, 6.25%, 1/25/31(a)	886,636

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$265,000	Oman Government International Bond, 6.75%, 10/28/27(a)	$297,247
200,000	Oman Government International Bond, 6.75%, 1/17/48(a)	204,490
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	210,806
		2,217,660
Pakistan — 1.62%
270,000	Pakistan Government International Bond, 6.00%, 4/8/26(a)	270,228
200,000	Pakistan Water & Power Development Authority, 7.50%, 6/4/31(a)	194,272
		464,500
Paraguay — 1.80%
300,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	288,408
200,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	228,908
		517,316
Philippines — 1.40%
200,000	Philippine Government International Bond, 2.95%, 5/5/45	197,443
200,000	Philippine Government International Bond, 3.20%, 7/6/46	203,745
		401,188
Poland — 0.98%
265,000	Republic of Poland Government International Bond, 4.00%, 1/22/24	280,618

Qatar — 0.87%
200,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	248,855

Romania — 3.06%
45,000(b)	Romanian Government International Bond, 2.00%, 4/14/33(a)	46,618
150,000(b)	Romanian Government International Bond, 2.12%, 7/16/31(a)	162,683
100,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	101,254
295,000(b)	Romanian Government International Bond, 2.75%, 4/14/41(a)	299,716
117,000(b)	Romanian Government International Bond, 3.38%, 1/28/50(a)	125,481
144,000	Romanian Government International Bond, 4.00%, 2/14/51(a)	144,059
		879,811
Saudi Arabia — 1.84%
310,000	Saudi Government International Bond, 3.45%, 2/2/61(a)	313,362
200,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	214,721
		528,083
South Africa — 1.51%
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	206,674
250,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	227,620
		434,294

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Sri Lanka — 0.54%
$305,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	$156,567

Tajikistan — 0.62%
200,000	Republic of Tajikistan International Bond, 7.13%, 9/14/27(a)	177,332

Tunisia — 2.00%
300,000(b)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24(a)	265,268
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25(a)	308,332
		573,600
Turkey — 0.86%
320,000	Turkey Government International Bond, 4.88%, 4/16/43	245,724

Ukraine — 0.77%
242,000	Ukraine Government International Bond, 1.26%, 5/31/40(a),(d)	220,870

United Arab Emirates — 3.48%
250,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	256,635
360,000	Finance Department Government of Sharjah, 3.63%, 3/10/33(a)	353,063
430,000	Finance Department Government of Sharjah, 4.00%, 7/28/50(a)	388,866
		998,564
Uruguay — 1.57%
342,599	Uruguay Government International Bond, 4.98%, 4/20/55	450,317

Uzbekistan — 1.40%
200,000	Republic of Uzbekistan International Bond, 4.75%, 2/20/24(a)	208,578
200,000	Uzbekneftegaz JSC, 4.75%, 11/16/28	192,652
		401,230
Venezuela — 0.08%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(c)	5,950
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(c)	5,166
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(c)	11,900
		23,016

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Zambia — 0.62%
$240,000	Zambia Government International Bond, 5.38%, 9/20/22(a)	$179,314

Total Foreign Government Bonds		18,607,056
(Cost $19,577,714)
Corporate Bonds — 25.46%
Argentina — 1.46%
122,500	YPF SA, 8.50%, 3/23/25(a)	104,910
120,000	YPF SA, 8.50%, 7/28/25(a)	90,765
254,000	YPF SA, 8.75%, 4/4/24(a)	223,171
		418,846
Brazil — 2.63%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24(a)	223,650
361,228	MV24 Capital BV, 6.75%, 6/1/34(a)	372,917
160,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	158,967
		755,534
Chile — 0.84%
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	240,963

Colombia — 1.72%
100,000	Ecopetrol SA, 4.63%, 11/2/31	97,255
265,000	Ecopetrol SA, 5.88%, 5/28/45	254,334
150,000	Ecopetrol SA, 5.88%, 11/2/51	141,375
		492,964
Mexico — 5.10%
200,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,288
650,000	Petroleos Mexicanos, 5.63%, 1/23/46	535,884
566,000	Petroleos Mexicanos, 6.35%, 2/12/48	484,496
90,000	Petroleos Mexicanos, 6.70%, 2/16/32	90,900
3,250,000(e)	Petroleos Mexicanos, 7.19%, 9/12/24(a)	151,445
		1,463,013
Oman — 0.71%
200,000	OQ SAOC, 5.13%, 5/6/28(a)	204,448

Paraguay — 0.72%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	207,330

Peru — 1.11%
320,000	InRetail Consumer, 3.25%, 3/22/28(a)	318,180

Qatar — 0.79%
220,000	Qatar Energy, 3.30%, 7/12/51(a)	227,922

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value

Saudi Arabia — 1.45%
$220,000	SA Global Sukuk Ltd., 2.69%, 6/17/31(a)	$221,449
200,000	Saudi Arabian Oil Co., 3.50%, 11/24/70(a)	195,387
		416,836
Trinidad & Tobago — 0.71%
200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27(a)	203,688

Turkey — 0.94%
280,000	Hazine Mustesarligi Varlik Kiralama AS, 5.13%, 6/22/26(a)	268,542

United Arab Emirates — 6.07%
200,000	DP World Salaam, 6.00%, (a),(f),(g)	216,605
260,000	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	255,148
660,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	655,875
200,000	MDGH - GMTN BV, GMTN, 2.88%, 5/21/30(a)	208,629
200,000	MDGH GMTN RSC Ltd., GMTN, 2.50%, 5/21/26(a)	206,250
200,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27(a)	201,113
		1,743,620
United States — 1.03%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(h)	296,400

Venezuela — 0.18%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(c)	6,509
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(c)	45,500
		52,009
Total Corporate Bonds		7,310,295
(Cost $7,553,785)

Shares
Investment Company — 3.64%
1,044,345	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	1,044,345
Total Investment Company		1,044,345
(Cost $1,044,345)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Foreign Treasury Obligations — 2.20%
Egypt Treasury Bills — 2.20%
10,200,000(e)	11.68%, 3/22/22(h)	$632,900
Total Foreign Treasury Obligations		632,900
(Cost $632,018)
Total Investments		$27,594,596
(Cost $28,807,862) — 96.09%
Other assets in excess of liabilities — 3.91%		1,122,810
NET ASSETS — 100.00%		$28,717,406

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	2,860,785	USD	37,896	Citibank N.A.	1/25/22	$419
INR	10,353,336	USD	137,486	Citibank N.A.	1/25/22	1,179
INR	12,899,444	USD	171,257	Citibank N.A.	1/25/22	1,508
INR	12,904,238	USD	171,257	Citibank N.A.	1/25/22	1,572
INR	1,861,861	USD	24,683	Citibank N.A.	1/25/22	254
INR	2,824,548	USD	37,421	Citibank N.A.	1/25/22	409
MXN	3,705,700	USD	172,651	Citibank N.A.	1/25/22	7,572
THB	14,384,833	USD	430,000	Citibank N.A.	1/25/22	544
USD	190,000	COP	766,840,000	Citibank N.A.	1/25/22	1,971
USD	23,175	COP	86,695,400	Citibank N.A.	1/25/22	1,917
USD	1,509,298	EUR	1,298,000	Citibank N.A.	1/25/22	30,786
USD	430,000	PHP	21,969,130	Citibank N.A.	1/25/22	2,479
USD	73,746	THB	2,401,696	Citibank N.A.	1/25/22	1,862
USD	76,254	THB	2,488,006	Citibank N.A.	1/25/22	1,787
USD	108,458	THB	3,536,823	Citibank N.A.	1/25/22	2,600
USD	51,869	THB	1,692,384	Citibank N.A.	1/25/22	1,215
USD	129,673	THB	4,233,813	Citibank N.A.	1/25/22	2,953
						$61,027

COP	185,944,129	USD	47,729	Citibank N.A.	1/25/22	$(2,135)
COP	372,115,695	USD	95,583	Citibank N.A.	1/25/22	(4,341)
COP	182,817,138	USD	46,940	Citibank N.A.	1/25/22	(2,113)
EUR	190,000	USD	218,328	Citibank N.A.	1/25/22	(1,905)
USD	22,692	EUR	20,000	Citibank N.A.	1/25/22	(89)
USD	580,000	INR	43,493,620	Citibank N.A.	1/25/22	(2,520)
USD	185,091	MXN	3,815,000	Citibank N.A.	1/25/22	(448)
USD	140,000	UAH	3,948,000	Citibank N.A.	2/28/22	(1,404)
						$(14,955)

Total						$46,072

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	3	March 2022	$9,355	EUR	$581,998	Citigroup Global Markets, Inc.
30 Year Euro-Buxl	1	March 2022	11,156	EUR	234,040	Citigroup Global Markets, Inc.
30 Year U.S. Ultra Treasury Bond	1	March 2022	(4,274)	USD	197,125	Citigroup Global Markets, Inc.
5 Year Euro-Bobl	4	March 2022	4,687	EUR	603,337	Citigroup Global Markets, Inc.
Five Year U.S. Treasury Note	8	March 2022	(1,257)	USD	967,812	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Note	3	March 2022	(3,848)	USD	391,406	Citigroup Global Markets, Inc.
Total			$15,819
Interest rate swaps as of December 31, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
6.89%	MXN-BNPLDN	Every 28 days	Citigroup Global Markets, Inc.	10/15/31	MXN	5,919	$(13,186)
Total							$(13,186)
Credit default swaps buy protection as of December 31, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	500	$(66,501)	$(1,638)	$(68,139)
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	12/20/23	USD	577	23,521	29,645	53,166

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	12/20/26	USD	504	63,554	32,406	95,961
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/23	USD	955	40,763	47,233	87,996
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Barclays Bank plc	12/20/26	USD	820	(6,118)	15,434	9,316
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	600	(79,475)	(5,238)	(84,713)
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	12/20/26	USD	748	7,709	(11,131)	(3,422)
1.00%	Mexico Government International Bond	Quarterly	HSBC Bank plc	12/20/26	USD	727	7,493	(10,819)	(3,326)
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	800	(99,705)	(9,068)	(108,773)
Total							$(108,759)	$86,824	$(21,934)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
INR - Indian Rupee
MXN - Mexican Peso
PHP - Philippine Peso
THB - Thai Baht
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	64.79%
Energy	14.43%
Industrial	3.87%
Government	1.64%
Utilities	1.49%
Financial	1.45%
Consumer, Cyclical	1.11%
Consumer, Non-cyclical	0.75%
Communications	0.72%
Other*	9.75%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 98.32%
Australia — 0.11%
$143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$108,953
212,474	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	208,437
		317,390
Bermuda — 0.59%
1,655,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	1,748,698

Brazil — 0.58%
1,874,000	Movida Europe SA, 5.25%, 2/8/31(a)	1,740,478

Canada — 3.90%
3,009,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	3,142,336
1,116,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,118,921
548,000	Bombardier, Inc., 7.50%, 3/15/25(a)	558,851
1,548,000	Bombardier, Inc., 7.88%, 4/15/27(a)	1,607,356
1,779,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	1,828,923
1,215,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	1,154,696
636,000	New Gold, Inc., 7.50%, 7/15/27(a)	676,539
1,537,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,524,376
		11,611,998
Cayman Islands — 0.98%
3,026,674	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	2,911,676

France — 2.23%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	1,121,457
3,530,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	3,608,469
1,236,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	1,300,383
590,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	619,223
		6,649,532
Germany — 1.37%
500,000(d)	ADLER Group SA, 2.25%, 4/27/27(e)	476,604
400,000(d)	ADLER Group SA, 2.25%, 1/14/29(e)	376,730
1,383,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,399,091
1,000,000	Commerzbank AG, 7.00%, (e),(f),(g)	1,074,959
705,000	TK Elevator Holdco GmbH, 7.63%, 7/15/28(a)	756,152
		4,083,536
India — 0.46%
1,314,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	1,360,072

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value

Italy — 2.09%
949,000(d)	Banca Monte dei Paschi di Siena SpA, 8.50%, 9/10/30(e),(f)	$917,020
$1,329,000	F-Brasile SpA / F-Brasile US LLC, Series XR, 7.38%, 8/15/26(a)	1,327,007
1,300,000	Intesa Sanpaolo SpA, 7.70%, (a),(f),(g)	1,453,990
583,000	Telecom Italia Capital SA, 6.38%, 11/15/33	628,661
1,500,000	UniCredit SpA, 5.46%, 6/30/35(a),(f)	1,631,450
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(f)	263,174
		6,221,302
Korea — 0.22%
650,000	Clark Equipment Co., 5.88%, 6/1/25(a)	674,446

Luxembourg — 1.13%
673,000	Altice Financing SA, 5.00%, 1/15/28(a)	653,048
978,000	Altice Financing SA, 5.75%, 8/15/29(a)	967,604
1,612,000	Altice France Holding SA, 10.50%, 5/15/27(a)	1,735,116
		3,355,768
Mexico — 0.58%
1,500,000	Banco Mercantil del Norte SA, 8.38%, (e),(f),(g)	1,730,562

Netherlands — 0.35%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	1,042,225

United Arab Emirates — 0.69%
1,992,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	2,051,449

United Kingdom — 0.93%
770,000(h)	Constellation Automotive Financing Plc, 4.88%, 7/15/27(a)	1,021,545
1,280,000(h)	Stonegate Pub Co. Financing 2019 Plc, 8.25%, 7/31/25(e)	1,758,217
		2,779,762
United States — 82.11%
694,000	180 Medical, Inc., 3.88%, 10/15/29(a)	702,740
3,169,000	Adient US LLC, 9.00%, 4/15/25(a)	3,376,490
2,849,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,826,697
3,017,000	Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	2,945,652
1,050,000	Aircastle Ltd., 5.25%, (a),(f),(g)	1,072,925
715,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	715,702
1,482,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	1,582,762
1,262,000	Allegheny Technologies, Inc., 4.88%, 10/1/29	1,260,842
2,650,000	Alliance Data Systems Corp., 7.00%, 1/15/26(a)	2,781,191
2,480,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	2,704,937

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,619,000	AMC Networks, Inc., 4.25%, 2/15/29	$1,612,042
727,000	APi Escrow Corp., 4.75%, 10/15/29(a)	738,834
828,000	APi Group DE, Inc., 4.13%, 7/15/29(a)	836,679
400,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	414,212
1,709,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,747,279
1,512,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,562,093
1,500,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 4/1/30(a)	1,488,949
1,300,000	Ball Corp., 3.13%, 9/15/31	1,285,857
1,000,000	Ball Corp., 4.00%, 11/15/23	1,044,907
1,646,000	Bausch Health Cos., Inc., 6.25%, 2/15/29(a)	1,566,794
1,480,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	1,469,258
1,762,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	1,850,237
2,000,000	Boyd Gaming Corp., 8.63%, 6/1/25(a)	2,141,550
760,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	786,974
2,457,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	2,552,877
1,279,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,330,444
1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	1,070,835
1,058,000	Builders FirstSource, Inc., 6.75%, 6/1/27(a)	1,116,254
1,019,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	988,934
1,216,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	1,199,820
1,237,000	Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	1,244,028
516,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	541,988
662,000	Caesars Entertainment, Inc., 8.13%, 7/1/27(a)	732,795
525,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	548,745
3,229,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	3,232,062
937,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	956,415
768,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	800,464
1,768,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	1,837,521
1,799,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	1,809,808
1,533,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	1,608,586
1,445,000	Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(a)	1,532,677
1,655,000	Clearway Energy Operating LLC, 3.75%, 2/15/31(a)	1,654,732
1,457,000	Constellium SE, 3.75%, 4/15/29(a)	1,428,618
3,001,000	Coty, Inc., 5.00%, 4/15/26(a)	3,092,666
2,455,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,561,718
689,000	CSC Holdings LLC, 4.63%, 12/1/30(a)	651,556
643,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	642,911
1,500,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,611,727
1,458,000	CTR Partnership LP / CareTrust Capital Corp., 3.88%, 6/30/28(a)	1,494,717
2,731,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	2,843,417

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,313,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.88%, 8/15/27(a)	$1,342,769
1,300,000	DISH DBS Corp., 5.00%, 3/15/23	1,332,064
835,000	DISH DBS Corp., 5.25%, 12/1/26(a)	847,823
1,153,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,165,802
1,825,000	Domtar Corp., 6.75%, 10/1/28(a)	1,877,074
790,000	Encompass Health Corp., 4.50%, 2/1/28	813,563
1,609,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	1,562,447
1,130,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	1,092,878
1,868,000	Foot Locker, Inc., 4.00%, 10/1/29(a)	1,870,266
1,975,000	Ford Motor Co., 9.00%, 4/22/25	2,414,321
1,619,000	Ford Motor Credit Co. LLC, 4.13%, 8/17/27	1,747,769
636,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	692,905
2,450,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,458,341
762,000	Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(a)	776,095
1,687,000	Foundation Building Materials, Inc., 6.00%, 3/1/29(a)	1,654,492
1,146,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	1,124,483
882,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	872,337
1,430,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	1,413,129
2,704,000	G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	2,875,765
697,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	729,421
1,548,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,608,508
2,721,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	2,898,295
2,486,000	GrafTech Finance, Inc., 4.63%, 12/15/28(a)	2,526,332
1,000,000	Gray Television, Inc., 5.88%, 7/15/26(a)	1,033,889
2,230,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,384,197
1,034,000	Great Lakes Dredge & Dock Corp., 5.25%, 6/1/29(a)	1,070,286
1,599,000	Griffon Corp., 5.75%, 3/1/28	1,663,239
2,450,000	HCA, Inc., 5.88%, 5/1/23	2,593,885
1,500,000	Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25(a)	1,559,622
1,915,000	International Game Technology Plc, 4.13%, 4/15/26(a)	1,971,561
2,886,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,052,939
2,352,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	2,324,433
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,959,288
1,000,000	KB Home, 7.63%, 5/15/23	1,054,075
1,351,000	Kontoor Brands, Inc., 4.13%, 11/15/29(a)	1,352,322
1,233,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	1,274,979
1,013,000	LABL, Inc., 5.88%, 11/1/28(a)	1,043,875
1,438,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,432,441
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,166,064
1,400,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,415,900
1,053,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	1,124,412
1,800,000	Lumen Technologies, Inc., Series W, 6.75%, 12/1/23	1,942,354
2,500,000	Matthews International Corp., 5.25%, 12/1/25(a)	2,563,742
1,375,000	Meritor, Inc., 4.50%, 12/15/28(a)	1,382,280
2,997,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	2,936,545

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$946,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.63%, 6/15/25(a)	$1,010,514
2,250,000	MGM Resorts International, 6.00%, 3/15/23	2,363,412
1,632,000	Michaels Cos., Inc. (The), 5.25%, 5/1/28(a)	1,629,899
1,543,000	Michaels Cos., Inc. (The), 7.88%, 5/1/29(a)	1,521,206
1,367,000	Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29(a)	1,362,159
1,288,000	Mozart Debt Merger Sub, Inc., 5.25%, 10/1/29(a)	1,308,140
729,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	749,820
851,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	885,798
1,300,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	1,344,332
3,000,000	Netflix, Inc., 5.88%, 2/15/25	3,367,020
1,862,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,957,563
1,735,000	NuStar Logistics LP, 5.75%, 10/1/25	1,865,344
1,286,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,248,850
1,827,000	Pike Corp., 5.50%, 9/1/28(a)	1,833,072
1,522,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,573,818
726,000	Radiate Holdco LLC / Radiate Finance, Inc., 6.50%, 9/15/28(a)	729,497
1,696,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,746,893
2,604,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	2,760,340
578,000	Realogy Group LLC / Realogy Co-Issuer Corp., 7.63%, 6/15/25(a)	614,076
1,715,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	1,859,688
2,766,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	2,918,621
1,222,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	1,242,484
3,000,000	Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(a)	3,064,762
1,351,000	SBA Communications Corp., 3.13%, 2/1/29(a)	1,300,078
691,000	Scientific Games International, Inc., 5.00%, 10/15/25(a)	711,120
1,111,000	Scientific Games International, Inc., 7.00%, 5/15/28(a)	1,189,431
407,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	428,997
1,832,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	1,733,349
1,522,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	1,545,324
2,010,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	2,023,691
1,377,000	Southwestern Energy Co., 5.38%, 3/15/30	1,477,558
3,071,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	3,217,660
300,000	Sprint Capital Corp., 8.75%, 3/15/32	451,181
3,000,000	Sprint Communications, Inc., 6.00%, 11/15/22	3,118,153
1,728,000	SRM Escrow Issuer LLC, 6.00%, 11/1/28(a)	1,844,469
1,940,000	SRS Distribution, Inc., 6.00%, 12/1/29(a)	1,951,635
1,300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(a)	1,318,434
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,851,444
1,620,000	Sylvamo Corp., 7.00%, 9/1/29(a)	1,698,159
625,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 2/1/31	678,997
1,581,000	TEGNA, Inc., 5.00%, 9/15/29	1,621,359
2,039,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	2,154,443

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$1,200,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	$1,242,190
2,419,000	Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)	2,615,417
1,578,000	TransDigm, Inc., 5.50%, 11/15/27	1,626,072
542,000	TransDigm, Inc., 6.25%, 3/15/26(a)	563,244
942,000	Triumph Group, Inc., 6.25%, 9/15/24(a)	947,192
1,930,000	Unifrax Escrow Issuer Corp., 5.25%, 9/30/28(a)	1,954,259
1,353,000	Unifrax Escrow Issuer Corp., 7.50%, 9/30/29(a)	1,373,555
1,371,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	1,475,971
1,300,000	Univision Communications, Inc., 9.50%, 5/1/25(a)	1,393,801
773,000	Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29(a)	804,339
773,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	824,796
1,466,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,495,908
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	488,208
500,000	Western Midstream Operating LP, 5.45%, 4/1/44	597,655
1,261,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,320,020
1,250,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	1,279,862
2,550,000	Yum! Brands, Inc., 7.75%, 4/1/25(a)	2,688,704
		244,565,108
Total Corporate Bonds		292,844,002
(Cost $289,870,190)

Shares
Common Stocks — 0.06%
Australia — 0.01%
70,137	Quintis Ltd.*,(b),(c)	8,416

United Kingdom — 0.00%
12,023	AVTCAP WARR*	3,304

United States — 0.05%
1,445	Voyager Aviation Holdings LLC*	151,725
241	Voyager Aviation Holdings LLC*,(b),(c)	0
12,785	W R Grace & Co.*,(b),(c)	1,125
		152,850
Total Common Stocks		164,570
(Cost $2)
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants		0
(Cost $0)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Investment Company — 5.43%
16,188,231	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	$16,188,231
Total Investment Company		16,188,231
(Cost $16,188,231)
Total Investments		$309,196,803
(Cost $306,058,423) — 103.81%
Liabilities in excess of other assets — (3.81)%		(11,359,335)
NET ASSETS — 100.00%		$297,837,468

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Principal amount denoted in Euros.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Principal amount denoted in British Pounds.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	850,000	USD	960,282	Citibank N.A.	1/25/22	$7,927
USD	1,194,328	EUR	1,026,986	Citibank N.A.	1/25/22	24,518
USD	549,246	EUR	472,264	Citibank N.A.	1/25/22	11,304
USD	581,226	EUR	499,750	Citibank N.A.	1/25/22	11,976
USD	892,113	EUR	775,000	Citibank N.A.	1/25/22	9,334
USD	2,702,248	GBP	1,965,000	Citibank N.A.	1/25/22	42,679
						$107,738

EUR	350,000	USD	408,571	Citibank N.A.	1/25/22	$(9,896)

Total						$97,842
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	March 2022	$16,845	EUR	$969,997	Citigroup Global Markets, Inc.
10 Year U.S. Ultra Treasury Bond	71	March 2022	(95,977)	USD	10,397,063	Citigroup Global Markets, Inc.
5 Year Euro-Bobl	6	March 2022	8,328	EUR	905,006	Citigroup Global Markets, Inc.
Total			$(70,804)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
EUR - Euro
GBP - United Kingdom Pound Sterling
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Consumer, Cyclical	28.57%
Communications	17.67%
Consumer, Non-cyclical	15.71%
Industrial	12.83%
Financial	9.44%
Basic Materials	7.37%
Energy	4.53%
Utilities	1.18%
Technology	1.08%
Other*	1.62%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 56.12%
Australia — 1.46%
$200,000	Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35(a),(b)	$191,815
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	163,870
200,000	Scentre Group Trust 2, 4.75%, 9/24/80(a),(b)	209,115
170,000	Westpac Banking Corp., 2.67%, 11/15/35(b)	165,765
		730,565
Belgium — 0.39%
140,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	194,154

Brazil — 0.39%
200,000	Suzano Austria GmbH, Series DM3N, 3.13%, 1/15/32	195,690

Canada — 0.82%
160,000	Cenovus Energy, Inc., 3.75%, 2/15/52	161,209
160,000	CI Financial Corp., 3.20%, 12/17/30	164,045
80,000	CI Financial Corp., 4.10%, 6/15/51	86,688
		411,942
Chile — 0.90%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(c)	250,602
200,000	Empresa Nacional de Telecomunicaciones SA, 3.05%, 9/14/32(c)	196,358
		446,960
China — 1.21%
200,000	Prosus NV, 3.06%, 7/13/31(c)	195,618
200,000	Xiaomi Best Time International Ltd., 3.38%, 4/29/30(c)	205,076
200,000	Xiaomi Best Time International Ltd., 4.10%, 7/14/51(c)	203,801
		604,495
France — 1.18%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	234,148
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	148,725
200,000	Societe Generale SA, 3.63%, 3/1/41(a)	204,074
		586,947
Germany — 2.89%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	247,924
750,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	748,843
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	231,066
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	216,389
		1,444,222
India — 0.39%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(c)	193,233

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Ireland — 1.71%
$200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	$203,673
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	243,031
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	162,162
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	242,653
		851,519
Italy — 1.33%
200,000	Intesa Sanpaolo SpA, 4.20%, 6/1/32(a),(b)	201,681
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	197,843
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	267,099
		666,623
Japan — 2.26%
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	248,101
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	246,093
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	223,761
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	200,730
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	209,337
		1,128,022
Malaysia — 0.39%
200,000	Genm Capital Labuan Ltd., 3.88%, 4/19/31(c)	195,587

Mexico — 0.40%
200,000	Alpek SAB de CV, 3.25%, 2/25/31(c)	200,902

Spain — 1.37%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	231,912
200,000(d)	Banco Santander SA, 4.38%, (b),(c),(e)	234,235
200,000(d)	CaixaBank SA, 3.63%, (b),(c),(e)	215,849
		681,996
Switzerland — 0.51%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(b)	254,962

Tanzania — 0.40%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	200,977

United Arab Emirates — 1.10%
200,000	DAE Funding LLC, 3.38%, 3/20/28(c)	202,226
350,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(c)	347,812
		550,038

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
United Kingdom — 1.51%
150,000(d)	BP Capital Markets Plc, 3.63%, (b),(c),(e)	$183,273
$410,000	HSBC Holdings Plc, 1.16%, 11/22/24(b)	408,892
140,000(d)	Vodafone Group Plc, 3.00%, 8/27/80(b),(c)	160,524
		752,689
United States — 35.51%
160,000	Ally Financial, Inc., Series C, 4.70%, (b),(e)	164,868
200,000	Americo Life, Inc., 3.45%, 4/15/31(a)	195,060
170,000	AT&T, Inc., 3.10%, 2/1/43	165,400
250,000	AT&T, Inc., 3.50%, 2/1/61	247,621
140,000	Athene Holding Ltd., 3.45%, 5/15/52	141,000
1,000,000	Bank of America Corp., MTN, 0.81%, 10/24/24(b)	993,378
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	251,682
250,000	Barings BDC, Inc., 3.30%, 11/23/26(a)	247,676
150,000(d)	Becton Dickinson Euro Finance Sarl, 1.34%, 8/13/41	162,435
250,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(a)	250,071
250,000	Blackstone Private Credit Fund, 3.25%, 3/15/27(a)	251,287
260,000	Broadcom, Inc., 2.60%, 2/15/33(a)	253,000
250,000	Broadcom, Inc., 3.50%, 2/15/41(a)	254,978
460,000	Capital One Financial Corp., 1.34%, 12/6/24(b)	462,933
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	195,623
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	236,687
1,000,000	Citadel Finance LLC, 3.38%, 3/9/26(a)	1,000,296
700,000	Citigroup, Inc., 0.98%, 5/1/25(b)	695,298
200,000	Coinbase Global, Inc., 3.38%, 10/1/28(a)	187,219
220,000(d)	Cyrusone Europe Finance DAC, 1.13%, 5/26/28(c)	249,285
160,000(d)	CyrusOne LP / CyrusOne Finance Corp., 1.45%, 1/22/27	185,295
175,000	Discovery Communications LLC, 4.00%, 9/15/55	184,752
250,000	Enstar Group Ltd., 3.10%, 9/1/31	244,912
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	241,650
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	175,335
200,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	197,809
190,000	General Motors Co., 5.40%, 4/1/48	243,252
1,000,000	General Motors Financial Co., Inc., 1.05%, 3/8/24	994,904
200,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	198,334
160,000	Global Payments, Inc., 1.50%, 11/15/24	160,072
170,000	GLP Capital LP / GLP Financing II, Inc., 3.25%, 1/15/32	170,894
1,000,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(b)	995,725
270,000	Hill City Funding Trust, 4.05%, 8/15/41(a)	262,353
250,000	Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	241,845
250,000	Hyatt Hotels Corp., 1.30%, 10/1/23	250,123
250,000	Hyatt Hotels Corp., 1.80%, 10/1/24	250,370
230,000	Jackson Financial, Inc., 1.13%, 11/22/23(a)	229,665
160,000	Kinder Morgan, Inc., 3.60%, 2/15/51	162,307
140,000	KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	140,074

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$331,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	$320,806
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	194,479
200,000	Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	203,545
160,000	Micron Technology, Inc., 3.37%, 11/1/41	165,043
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(b)	990,398
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	250,260
200,000	Office Properties Income Trust, 2.40%, 2/1/27	194,130
200,000	Omega Healthcare Investors, Inc., 3.25%, 4/15/33	196,045
180,000	Oracle Corp., 3.65%, 3/25/41	182,569
180,000	Oracle Corp., 4.10%, 3/25/61	188,389
170,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32	167,027
260,000	Prospect Capital Corp., 3.44%, 10/15/28	249,966
200,000	Royalty Pharma Plc, 3.30%, 9/2/40	199,489
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	198,598
250,000	Sabra Health Care LP, 3.20%, 12/1/31	244,463
250,000	Stewart Information Services Corp., 3.60%, 11/15/31	253,605
250,000	SVB Financial Group, Series E, 4.70%, (b),(e)	257,393
200,000	Tapestry, Inc., 3.05%, 3/15/32	201,218
140,000(d)	Thermo Fisher Scientific Finance I BV, 1.63%, 10/18/41	162,345
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	166,722
150,000	Viatris, Inc., 4.00%, 6/22/50	160,687
250,000	Vontier Corp., 2.95%, 4/1/31(a)	246,163
200,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	199,551
		17,728,359
Total Corporate Bonds		28,019,882
(Cost $28,121,277)

Shares
Asset Backed Securities — 16.90%
Cayman Islands — 3.59%
375,000	CIFC Funding Ltd., Series 2016-1A, Class BRR, (LIBOR USD 3-Month + 1.700%), 1.88%, 10/21/31(a),(g)	373,988
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.87%, 10/17/29(a),(g)	299,610
375,000	Palmer Square CLO Ltd., Series 2020-3A, Class A2R, (LIBOR USD 3-Month + 1.600%), 1.73%, 11/15/31(a),(g)	374,137
500,000	Symphony CLO XXIX Ltd., Series 2021-29A, Class B, (LIBOR USD 3-Month + 1.650%), 1.89%, 1/15/34(a),(g)	498,900
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 1.55%, 4/25/31(a),(g)	247,975
		1,794,610
United Kingdom — 0.50%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.05%, 11/15/29(a),(g)	250,025

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
United States — 12.81%
$500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	$508,133
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	499,891
272,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	273,197
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	496,629
280,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	271,738
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	448,815
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	496,969
500,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	494,679
193,500	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	213,460
250,000	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	253,018
386,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	407,178
425,702	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	417,177
380,000	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	377,276
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	366,521
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	223,029
223,100	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48(a)	242,543
399,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	402,983
		6,393,236
Total Asset Backed Securities		8,437,871
(Cost $8,473,394)

Principal Amount
U.S. Government Agency Backed Mortgages — 16.67%
United States — 16.67%
2,100,000	Fannie Mae, (TBA), 3.00%, 1/1/52	2,176,062
2,600,000	Fannie Mae, (TBA), 2.50%, 1/1/52	2,654,522
3,500,000	Fannie Mae, (TBA), 2.00%, 1/1/52	3,490,991
		8,321,575
Total U.S. Government Agency Backed Mortgages		8,321,575
(Cost $8,310,258)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Collateralized Mortgage Obligations — 9.04%
Bermuda — 2.42%
$247,624	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 1.85%, 3/25/29(a),(g)	$247,624
272,861	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 1.95%, 10/25/28(a),(g)	272,861
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 1.90%, 4/25/29(a),(g)	688,190
		1,208,675
United States — 6.62%
400,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.51%, 10/15/38(a),(g)	398,258
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	630,041
469,980	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 0.95%, 11/25/41(a),(g)	469,834
590,373	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	590,196
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	404,846
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	405,315
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	405,507
		3,303,997
Total Collateralized Mortgage Obligations		4,512,672
(Cost $4,515,691)

Principal Amount
Bank Loans — 4.19%
Ireland — 1.80%
400,000	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27(g)	400,252
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 1-Month + 2.00%), 2.14%, 11/5/28(g)	499,375
		899,627
United States — 2.39%
400,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 1.84%, 6/22/26(g)	396,372
400,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	399,400
400,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.09%, 6/3/28(g)	398,500
		1,194,272
Total Bank Loans		2,093,899
(Cost $2,098,326)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
U.S. Treasury Obligations — 4.07%
United States — 4.07%
$1,830,000	U.S. Treasury Bonds, 2.38%, 5/15/51	$2,030,728

Total U.S. Treasury Obligations		2,030,728
(Cost $2,000,185)
Foreign Government Bonds — 0.62%
Mexico — 0.32%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	159,229

Romania — 0.30%
140,000(d)	Romanian Government International Bond, 3.38%, 1/28/50(c)	150,148

Total Foreign Government Bonds		309,377
(Cost $321,990)

Shares
Investment Company — 8.91%
4,451,093	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	4,451,093
Total Investment Company		4,451,093
(Cost $4,451,093)
Total Investments		$58,177,097
(Cost $58,292,214) — 116.52%
Liabilities in excess of other assets — (16.52)%		(8,249,326)
NET ASSETS — 100.00%		$49,927,771

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	400,948	EUR	470,000	Citibank N.A.		$7,308
USD	346,467	EUR	300,000	Citibank N.A.		4,746
USD	500,000	EUR	431,965	Citibank N.A.		7,961
						$20,015

EUR	860,000	GBP	730,018	Citibank N.A.		$(8,457)
USD	3,220,326	EUR	2,850,000	Citibank N.A.		(26,024)
USD	333,498	GBP	250,000	Citibank N.A.		(4,870)
						$(39,351)

Total						$(19,336)
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	9	March 2022	$(21,834)	EUR	$1,755,943	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	2	March 2022	(597)	USD	292,875	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	6	March 2022	(8,634)	USD	962,625	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	6	March 2022	(6,761)	USD	1,182,750	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	48	March 2022	16,764	USD	5,806,875	Morgan Stanley & Co. LLC
Total			$(21,062)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year Euro-Buxl	2	March 2022	$21,607	EUR	$470,747	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	8	March 2022	7,187	EUR	1,213,550	Morgan Stanley & Co. LLC
Long Gilt Future	20	March 2022	(9,115)	GBP	3,381,168	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	5	March 2022	(1,366)	USD	652,344	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	8	March 2022	1,472	USD	1,745,375	Morgan Stanley & Co. LLC
Total			$19,785
Interest rate swaps as of December 31, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.78%	MXN-CBNALDN	Every 28 days	Morgan Stanley & Co. LLC	1/13/32	MXN	16,600	$13,570
1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	6,380	(31,776)
Total							$(18,206)
Credit default swaps buy protection as of December 31, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 37	Quarterly	Morgan Stanley & Co. LLC	12/20/26	USD	24,700	$(562,125)	$(50,858)	$(612,983)
Total							$(562,125)	$(50,858)	$(612,983)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Core Plus Bond Fund (cont.)

December 31, 2021 (Unaudited)
Abbreviations used are defined below:
Bobl - German Bundesobligationen
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
MXN - Mexican Peso
SOFR - Secured Overnight Financing Rate
TBA - To-be-announced
USD - United States Dollar
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Asset Backed Securities	16.90%
Collateralized Mortgage Obligations	9.04%
Foreign Government Bonds	0.62%
Financial	49.84%
Consumer, Cyclical	7.25%
Communications	4.84%
Government	4.07%
Technology	3.54%
Industrial	3.46%
Consumer, Non-cyclical	3.21%
Energy	2.87%
Basic Materials	1.20%
Utilities	0.77%
Other*	(7.61)%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 56.30%
Australia — 1.46%
$200,000	Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35(a),(b)	$191,815
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	163,870
200,000	Scentre Group Trust 2, 4.75%, 9/24/80(a),(b)	209,115
170,000	Westpac Banking Corp., 2.67%, 11/15/35(b)	165,765
		730,565
Belgium — 0.39%
140,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	194,154

Brazil — 0.39%
200,000	Suzano Austria GmbH, Series DM3N, 3.13%, 1/15/32	195,690

Canada — 0.83%
160,000	Cenovus Energy, Inc., 3.75%, 2/15/52	161,209
160,000	CI Financial Corp., 3.20%, 12/17/30	164,045
80,000	CI Financial Corp., 4.10%, 6/15/51	86,688
		411,942
Chile — 0.90%
260,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(c)	250,602
200,000	Empresa Nacional de Telecomunicaciones SA, 3.05%, 9/14/32(c)	196,358
		446,960
China — 1.21%
200,000	Prosus NV, 3.06%, 7/13/31(c)	195,618
200,000	Xiaomi Best Time International Ltd., 3.38%, 4/29/30(c)	205,076
200,000	Xiaomi Best Time International Ltd., 4.10%, 7/14/51(c)	203,801
		604,495
France — 1.18%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	234,148
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	148,725
200,000	Societe Generale SA, 3.63%, 3/1/41(a)	204,074
		586,947
Germany — 2.90%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	247,924
750,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	748,843
200,000(d)	Deutsche Bank AG, 4.63%, (b),(c),(e)	231,066
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	216,389
		1,444,222
India — 0.39%
200,000	Summit Digitel Infrastructure Pvt Ltd., 2.88%, 8/12/31(c)	193,233

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Ireland — 1.71%
$200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	$203,673
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	243,031
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	162,162
230,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	242,653
		851,519
Italy — 1.34%
200,000	Intesa Sanpaolo SpA, 4.20%, 6/1/32(a),(b)	201,681
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	197,843
200,000(d)	UniCredit SpA, 7.50%, (b),(c),(e)	267,099
		666,623
Japan — 2.36%
230,000	Nissan Motor Co. Ltd., 4.35%, 9/17/27(a)	248,101
220,000	Nissan Motor Co. Ltd., 4.81%, 9/17/30(a)	246,093
200,000(d)	Rakuten Group, Inc., 4.25%, (b),(c),(e)	223,761
200,000	Rakuten Group, Inc., 5.13%, (b),(c),(e)	200,730
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	259,179
		1,177,864
Malaysia — 0.39%
200,000	Genm Capital Labuan Ltd., 3.88%, 4/19/31(c)	195,587

Mexico — 0.40%
200,000	Alpek SAB de CV, 3.25%, 2/25/31(c)	200,902

Spain — 1.37%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	231,912
200,000(d)	Banco Santander SA, 4.38%, (b),(c),(e)	234,235
200,000(d)	CaixaBank SA, 3.63%, (b),(c),(e)	215,849
		681,996
Switzerland — 0.51%
250,000	Credit Suisse Group AG, 3.09%, 5/14/32(a),(b)	254,962

Tanzania — 0.40%
200,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	200,977

United Arab Emirates — 1.10%
200,000	DAE Funding LLC, 3.38%, 3/20/28(c)	202,226
350,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(c)	347,812
		550,038

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
United Kingdom — 1.51%
150,000(d)	BP Capital Markets Plc, 3.63%, (b),(c),(e)	$183,273
$410,000	HSBC Holdings Plc, 1.16%, 11/22/24(b)	408,892
140,000(d)	Vodafone Group Plc, 3.00%, 8/27/80(b),(c)	160,524
		752,689
United States — 35.56%
160,000	Ally Financial, Inc., Series C, 4.70%, (b),(e)	164,868
200,000	Americo Life, Inc., 3.45%, 4/15/31(a)	195,060
170,000	AT&T, Inc., 3.10%, 2/1/43	165,400
250,000	AT&T, Inc., 3.50%, 2/1/61	247,621
140,000	Athene Holding Ltd., 3.45%, 5/15/52	141,000
1,000,000	Bank of America Corp., MTN, 0.81%, 10/24/24(b)	993,378
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	251,682
250,000	Barings BDC, Inc., 3.30%, 11/23/26(a)	247,676
150,000(d)	Becton Dickinson Euro Finance Sarl, 1.34%, 8/13/41	162,435
250,000	Blackstone Private Credit Fund, 2.35%, 11/22/24(a)	250,071
250,000	Blackstone Private Credit Fund, 3.25%, 3/15/27(a)	251,287
260,000	Broadcom, Inc., 2.60%, 2/15/33(a)	253,000
250,000	Broadcom, Inc., 3.50%, 2/15/41(a)	254,978
460,000	Capital One Financial Corp., 1.34%, 12/6/24(b)	462,933
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.50%, 6/1/41	195,623
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	236,687
1,000,000	Citadel Finance LLC, 3.38%, 3/9/26(a)	1,000,296
700,000	Citigroup, Inc., 0.98%, 5/1/25(b)	695,298
200,000	Coinbase Global, Inc., 3.38%, 10/1/28(a)	187,219
220,000(d)	Cyrusone Europe Finance DAC, 1.13%, 5/26/28(c)	249,285
160,000(d)	CyrusOne LP / CyrusOne Finance Corp., 1.45%, 1/22/27	185,295
175,000	Discovery Communications LLC, 4.00%, 9/15/55	184,752
250,000	Enstar Group Ltd., 3.10%, 9/1/31	244,912
240,000	Flex Intermediate Holdco LLC, 3.36%, 6/30/31(a)	241,650
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	175,335
200,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	197,809
190,000	General Motors Co., 5.40%, 4/1/48	243,252
1,000,000	General Motors Financial Co., Inc., 1.05%, 3/8/24	994,904
200,000	Global Atlantic Fin Co., 3.13%, 6/15/31(a)	198,334
160,000	Global Payments, Inc., 1.50%, 11/15/24	160,072
170,000	GLP Capital LP / GLP Financing II, Inc., 3.25%, 1/15/32	170,894
1,000,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(b)	995,725
270,000	Hill City Funding Trust, 4.05%, 8/15/41(a)	262,353
250,000	Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	241,845
250,000	Hyatt Hotels Corp., 1.30%, 10/1/23	250,123
250,000	Hyatt Hotels Corp., 1.80%, 10/1/24	250,370
230,000	Jackson Financial, Inc., 1.13%, 11/22/23(a)	229,665
160,000	Kinder Morgan, Inc., 3.60%, 2/15/51	162,307
140,000	KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	140,074

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$330,000	Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	$319,837
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	194,479
200,000	Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	203,545
160,000	Micron Technology, Inc., 3.37%, 11/1/41	165,043
1,000,000	Morgan Stanley, GMTN, 0.79%, 1/22/25(b)	990,398
260,000	Morgan Stanley, 2.48%, 9/16/36(b)	250,260
200,000	Office Properties Income Trust, 2.40%, 2/1/27	194,130
200,000	Omega Healthcare Investors, Inc., 3.25%, 4/15/33	196,045
180,000	Oracle Corp., 3.65%, 3/25/41	182,569
180,000	Oracle Corp., 4.10%, 3/25/61	188,389
170,000	Piedmont Operating Partnership LP, 2.75%, 4/1/32	167,027
260,000	Prospect Capital Corp., 3.44%, 10/15/28	249,966
200,000	Royalty Pharma Plc, 3.30%, 9/2/40	199,489
200,000	Royalty Pharma Plc, 3.55%, 9/2/50	198,598
250,000	Sabra Health Care LP, 3.20%, 12/1/31	244,463
250,000	Stewart Information Services Corp., 3.60%, 11/15/31	253,605
250,000	SVB Financial Group, Series E, 4.70%, (b),(e)	257,393
200,000	Tapestry, Inc., 3.05%, 3/15/32	201,218
140,000(d)	Thermo Fisher Scientific Finance I BV, 1.63%, 10/18/41	162,345
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	166,722
150,000	Viatris, Inc., 4.00%, 6/22/50	160,687
250,000	Vontier Corp., 2.95%, 4/1/31(a)	246,163
200,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	199,551
		17,727,390
Total Corporate Bonds		28,068,755
(Cost $28,173,357)

Shares
Asset Backed Securities — 17.55%
Cayman Islands — 3.60%
375,000	CIFC Funding Ltd., Series 2016-1A, Class BRR, (LIBOR USD 3-Month + 1.700%), 1.88%, 10/21/31(a),(g)	373,988
300,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 1.87%, 10/17/29(a),(g)	299,610
375,000	Palmer Square CLO Ltd., Series 2020-3A, Class A2R, (LIBOR USD 3-Month + 1.600%), 1.73%, 11/15/31(a),(g)	374,137
500,000	Symphony CLO XXIX Ltd., Series 2021-29A, Class B, (LIBOR USD 3-Month + 1.650%), 1.89%, 1/15/34(a),(g)	498,900
250,000	TCW CLO Ltd., Series 2018-1A, Class A2RB, (LIBOR USD 3-Month + 1.400%), 1.55%, 4/25/31(a),(g)	247,975
		1,794,610
United Kingdom — 0.50%
250,000	Newday Funding Master Issuer Plc, Series 2021-3A, Class A2, (SOFR RATE + 1.000%), 1.05%, 11/15/29(a),(g)	250,025

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
United States — 13.45%
$500,000	American Credit Acceptance Receivables Trust, Series 2020-1, Class E, 3.32%, 3/13/26(a)	$508,133
500,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	499,891
273,000	Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	274,201
500,000	Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51(a)	496,629
279,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	270,768
450,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class D, 1.96%, 1/17/28	448,815
500,000	Flagship Credit Auto Trust, Series 2021-4, Class D, 2.26%, 12/15/27(a)	496,969
500,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	494,679
290,250	Hardee’s Funding LLC, Series 2018-1A, Class A23, 5.71%, 6/20/48(a)	320,190
250,000	Jersey Mike’s Funding, Series 2021-1A, Class A2I, 2.89%, 2/15/52(a)	253,018
579,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 7/30/47(a)	610,767
425,702	MVW LLC, Series 2021-1WA, Class B, 1.44%, 1/22/41(a)	417,177
380,000	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	377,276
360,000	Progress Residential Trust, Series 2020-SFR2, Class D, 3.87%, 6/17/37(a)	366,521
215,000	Progress Residential Trust, Series 2020-SFR2, Class E, 5.12%, 6/17/37(a)	223,029
223,100	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48(a)	242,543
399,000	Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51(a)	402,983
		6,703,589
Total Asset Backed Securities		8,748,224
(Cost $8,786,339)
Collateralized Mortgage Obligations — 9.05%
Bermuda — 2.42%
247,624	Bellemeade Re Ltd., Series 2019-1A, Class M1B, (LIBOR USD 1-Month + 1.750%), 1.85%, 3/25/29(a),(g)	247,624
272,861	Bellemeade Re Ltd., Series 2018-3A, Class M1B, (LIBOR USD 1-Month + 1.850%), 1.95%, 10/25/28(a),(g)	272,861
688,190	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 1.90%, 4/25/29(a),(g)	688,190
		1,208,675
United States — 6.63%
400,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 1.51%, 10/15/38(a),(g)	398,258
625,000	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	630,041

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
$469,980	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 0.95%, 11/25/41(a),(g)	$469,834
590,373	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(h)	590,196
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(h)	404,846
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(h)	405,315
400,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(h)	405,507
		3,303,997
Total Collateralized Mortgage Obligations		4,512,672
(Cost $4,515,691)

Principal Amount
Bank Loans — 5.80%
Ireland — 2.21%
600,000	Avolon US LLC, 1st Lien Term Loan B5, (LIBOR 1-Month + 2.25%), 2.75%, 12/1/27(g)	600,378
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (LIBOR 1-Month + 2.00%), 2.14%, 11/5/28(g)	499,375
		1,099,753
United States — 3.59%
600,000	Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR 1-Month + 1.75%), 1.84%, 6/22/26(g)	594,558
600,000	Sensata Technologies, Inc., 1st Lein Term Loan B, (LIBOR 1-Month + 1.75%), 1.75%, 9/20/26(g)	599,100
600,000	Univar Solutions USA Inc/Washington, 1st Lein Term Loan B6, (LIBOR 1-Month + 2.00%), 2.09%, 6/3/28(g)	597,750
		1,791,408
Total Bank Loans		2,891,161
(Cost $2,898,115)
U.S. Treasury Obligations — 1.00%
United States — 1.00%
500,000	U.S. Treasury Notes, 0.13%, 7/31/22	499,668

Total U.S. Treasury Obligations		499,668
(Cost $500,060)
Foreign Government Bonds — 0.62%
Mexico — 0.32%
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	159,229

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Romania — 0.30%
140,000(d)	Romanian Government International Bond, 3.38%, 1/28/50(c)	$150,148

Total Foreign Government Bonds		309,377
(Cost $321,990)

Shares
Investment Company — 10.45%
5,210,619	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	5,210,619
Total Investment Company		5,210,619
(Cost $5,210,619)
Total Investments		$50,240,476
(Cost $50,406,171) — 100.77%
Liabilities in excess of other assets — (0.77)%		(385,533)
NET ASSETS — 100.00%		$49,854,943

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Principal amount denoted in Euros.
(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.
(g)	Floating rate note. Rate shown is as of report date.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	392,417	EUR	460,000	Citibank N.A.	1/25/22	$7,152
USD	346,467	EUR	300,000	Citibank N.A.	1/25/22	4,746
USD	500,000	EUR	431,965	Citibank N.A.	1/25/22	7,961
						$19,859

EUR	860,000	GBP	730,018	Citibank N.A.	1/25/22	$(8,457)
USD	3,220,326	EUR	2,850,000	Citibank N.A.	1/25/22	(26,024)
USD	333,498	GBP	250,000	Citibank N.A.	1/25/22	(4,870)
						$(39,351)

Total						$(19,492)
Financial futures contracts as of December 31, 2021:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	9	March 2022	$(21,835)	EUR	$1,755,943	Morgan Stanley & Co. LLC
Two Year U.S. Treasury Note	9	March 2022	208	USD	1,963,547	Morgan Stanley & Co. LLC
Total			$(21,627)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	33	March 2022	$(73,731)	USD	$4,832,438	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	2	March 2022	21,607	EUR	470,747	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	13	March 2022	(22,021)	USD	2,085,688	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	15	March 2022	(52,825)	USD	2,956,875	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	8	March 2022	7,187	EUR	1,213,550	Morgan Stanley & Co. LLC
Five Year U.S. Treasury Note	47	March 2022	(12,869)	USD	5,685,898	Morgan Stanley & Co. LLC
Long Gilt Future	20	March 2022	(9,115)	GBP	3,381,168	Morgan Stanley & Co. LLC
Ten Year U.S. Treasury Note	4	March 2022	(1,209)	USD	521,875	Morgan Stanley & Co. LLC
Total			$(142,976)
Interest rate swaps as of December 31, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
7.78%	MXN-CBNALDN	Every 28 days	Morgan Stanley & Co. LLC	1/13/32	MXN	16,600	$13,570
0.85%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/24	USD	15,000	44,821
							$58,391

1.65%	USD-CITILDN	Quarterly	Morgan Stanley & Co. LLC	2/8/32	USD	6,380	(31,776)
Total							$26,615

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Credit default swaps buy protection as of December 31, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Markit CDX IG Index, Series 37	Quarterly	Morgan Stanley & Co. LLC	12/20/26	USD	24,700	$(562,125)	$(50,858)	$(612,983)
Total							$(562,125)	$(50,858)	$(612,983)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
EMTN - Euro Medium Term Note
EUR - Euro
GBP - United Kingdom Pound Sterling
GMTN - Global Medium Term Note
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
MXN - Mexican Peso
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Strategic Income Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Asset Backed Securities	17.55%
Collateralized Mortgage Obligations	9.05%
Foreign Government Bonds	0.62%
Financial	33.62%
Consumer, Cyclical	8.06%
Communications	4.85%
Industrial	3.86%
Technology	3.64%
Consumer, Non-cyclical	3.22%
Energy	2.88%
Basic Materials	1.20%
Government	1.00%
Utilities	0.77%
Other*	9.68%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
zzRBC BlueBay Global Bond Fund

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)